Manning & Napier Fund, Inc.
Prospectus | May 1, 2014

Series	Ticker
Commodity Series
International Series — Class I & S	MNIIX/EXITX
World Opportunities Series — Class A	EXWAX
High Yield Bond Series — Class I & S	MNHAX/MNHYX
Global Fixed Income Series — Class I & S	MNGIX/MNGSX
Core Bond Series	EXCRX
Core Plus Bond Series — Class I & S	MNCPX/EXCPX
Real Estate Series — Class I & S	MNRIX/MNREX

Series	Ticker
Emerging Markets Series — Class I & S	MNIEX/MNEMX
Inflation Focus Equity Series	MNIFX
Dynamic Opportunities Series — Class I & S	MDOIX /MDOSX
Equity Income Series — Class I & S	MNEIX/MNESX
Focused Opportunities Series — Class I & S	MNFIX/MNFSX
Diversified Tax Exempt Series	EXDVX
New York Tax Exempt Series	EXNTX
Ohio Tax Exempt Series	EXOTX

www.manning-napier.com
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Manning & Napier Fund, Inc.

Commodity Series
Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the securities of companies in commodities-based industries.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Commodity Series
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.13%
Total Annual Fund Operating Expenses	1.13%
1
Other expenses are based on estimated amounts for the current fiscal year.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. As of the date of this prospectus, this Series has never been active; therefore, the “Total Annual Fund Operating Expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AFTER 1 YEAR	AFTER 3 YEARS
$115	$359
Portfolio Turnover
As of the date of this prospectus, this Series has never been active. The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in commodity-based industries. Examples of companies in which the Series may invest include (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, oil and gas, other energy or other natural resources, and (ii) companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from one or more commodities-based industries, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in one or more commodity-based industries by a governmental authority, index provider, rating agency or similar third party.
The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers.
The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities. The Advisor looks for one or more of the following characteristics:
•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Commodities risk — In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in commodity-related industries. These risks include the following:
•	The stocks of commodity-related companies may underperform other sectors or the market as a whole.
•	The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.
•	Commodity-related stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices, as well as supply and demand, may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.
The Advisor’s judgments about trends in the prices of commodities may prove to be incorrect.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
Non-diversification risk — The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The Series has never been active as of the date of this prospectus; therefore, no performance information is provided.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Jonathan S. Beigle, CFA®
Analyst, has been with the Advisor since 2004.
Brian P. Gambill, CFA®
Senior Analyst/Managing Director of Capital Goods & Materials Group, has been with the Advisor since 1997.
Robert F. Pickels, CFA®
Senior Analyst/Managing Director of Focused Opportunities Group, has been with the Advisor since 2002.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

International Series
Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
International Series		CLASS I		CLASS S
Shareholder Fees (paid directly from your investment)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		None		None
Other Expenses		0.13%		0.38%
Shareholder Services Fee	None		0.25%
Remainder of Other Expenses	0.13%		0.13%
Acquired Fund Fees and Expenses (AFFE)		0.01%		0.01%
Total Annual Fund Operating Expenses		0.89%		1.14%
Less Fee Waivers and Expense Reimbursements		(0.03)%		(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]		0.86%		1.11%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses , exclusive of a Class’s Shareholder Services Fee, do not exceed 0.85% average daily net assets. This contractual waiver will continue until at least April 30, 2015 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I	$88	$281	$490	$1,093
Class S	$113	$359	$625	$1,383
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 22% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.
The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a “top-down” strategy. The Series is different from many stock funds because the Advisor’s primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad themes that cut across countries or issuers and then implements each top-down theme by purchasing a basket of stocks in a selected country, region, sector, or industry in an attempt to benefit from those themes. The Advisor may also purchase individual securities related to a particular theme. For example, the

Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.
The Series may invest in stocks of small-, large-, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible. The Series may invest in cash and cash equivalents for defensive purposes or when seeking other investment opportunities.
The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign stock markets decline.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
Emerging market risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’
investments in emerging market countries are subject to the following risks:
•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
•	It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
•	There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Forward contracts risk — The Series is subject to the following risks due to its ability to invest in forward contracts:
•	Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
•	The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
•	The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S and Class I shares for different periods compare to those of a broad-based securities index and the MSCI ACWI ex USA, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets and therefore provides information on the performance of foreign stocks. The Series’ Class I shares commenced operations on March 15, 2012, and all performance below for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31
Quarterly Returns
Highest (quarter ended 09/30/09): 20.18%
Lowest (quarter ended 09/30/11): (21.17)%
Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	5 Years	10 Years	Since Inception
Class S Shares
Return Before Taxes	19.69%	12.68%	8.41%	8.90%
Return After Taxes on Distributions	18.46%	11.87%	7.17%	6.97%
Return After Taxes on Distributions and Sale of Series Shares	12.36%	10.18%	6.90%	6.97%
Class I Shares
Return Before Taxes	19.97%	12.79%	8.46%	8.92%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index®	32.39%	17.95%	7.42%	9.41%
MSCI ACWI ex USA Index	15.29%	12.81%	7.57%	6.87%
Performance numbers for the Series and the S&P 500 Index® are calculated from August 27, 1992, the inception date of the Series' Class S shares. Performance numbers for the MSCI

ACWI ex USA Index are calculated from August 31, 1992. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Sidharth Abrol, CFA®
Senior Analyst, has managed the Series since 2010.
Ben V. Rozin
Senior Analyst, has managed the Series since 2009.
Marc Tommasi
Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1992.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

World Opportunities Series
Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
World Opportunities Series – Class A Shares
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses[1]	1.07%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$109	$340	$590	$1,306
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 46% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers and U.S. stocks. The Series may invest in stocks of small-, large-, or mid-size companies.
The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.
The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.
The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world.
The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
Emerging market risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
•	It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
•	There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Forward contracts risk — The Series is subject to the following risks due to its ability to invest in forward contracts:
•	Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
•	The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
•	The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31
Quarterly Returns
Highest (quarter ended 09/30/09): 24.95%
Lowest (quarter ended 12/31/08): (24.30)%
Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	18.79%	12.46%	8.78%	9.05%
Return After Taxes on Distributions	18.43%	11.99%	7.79%	6.41%
Return After Taxes on Distributions and Sale of Series Shares	11.13%	10.17%	7.33%	6.35%
Index: (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI ex USA Index	15.29%	12.81%	7.57%	5.74%
Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Christian A. Andreach, CFA®
Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.
Ebrahim Busheri, CFA®
Senior Analyst/Managing Director of Emerging Growth Group, has managed the Series since 2012.
Jeffrey S. Coons, Ph.D., CFA®
President and Co-Director of Research, has managed the Series since 1996.

Jeffrey W. Donlon, CFA®
Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.
Brian P. Gambill, CFA®
Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.
Jeffrey A. Herrmann, CFA®
Co-Head of Global Equities, Co-Director of Research, Managing Director of Themes and Overviews Group, and Managing Director of Alternative Strategies Group, has managed the Series since 1996.
Brian W. Lester, CFA®
Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.
Michael J. Magiera, CFA®
Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 1996.
Christopher F. Petrosino, CFA®
Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2012.
Robert F. Pickels, CFA®
Senior Analyst/Managing Director of Focused Opportunities Group, has managed the Series since 2013.
Marc Tommasi
Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1996.
Virge J. Trotter, III, CFA®
Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

High Yield Bond Series
Summary Section
Investment Goal
The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
High Yield Bond Series		CLASS I		CLASS S
Shareholder Fees (fees paid directly from your investment)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		None		None
Other Expenses		0.12%		0.37%
Shareholder Services Fee	None		0.25%
Remainder of Other Expenses	0.12%		0.12%
Acquired Fund Fees and Expenses (AFFE)		0.01%		0.01%
Total Annual Fund Operating Expenses[1]		0.88%		1.13%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I	$90	$281	$488	$1,084
Class S	$115	$359	$622	$1,375
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 93% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to provide a high level of long-term total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. These bonds may include fixed income securities issued by U.S. and foreign corporations and governments, including those in emerging markets. The Series may also invest in securities of other investment companies, such as open-end or closed-end management investment companies. The Series may invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate investments.
Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term fixed income securities when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term fixed income securities when it expects yields to rise. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.
Credit Quality — The Series will invest primarily in non-investment grade securities, those rated below BBB- by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their “credit spreads” (i.e., the difference between the bonds’ yields to maturity and those of U.S. Treasury bonds with similar maturities) to be attractive. The Series may invest in securities with any rating, including those that have defaulted, are not rated, or have had their rating withdrawn.
Bond Selection Process — The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
•	The relevant economic conditions and sector trends.
•	The interest rate sensitivities of the particular sectors and securities.
•	The yield differentials across sectors, credit qualities, and maturities.
•	“Bottom-up” factors such as an issuer’s financial status, market position, and managerial expertise.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in bonds, the value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads, even though such changes will not affect the interest income derived from portfolio securities. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign bond markets decline.
•	The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
•	Interest rates rise, credit spreads widen, and/or prepayment spreads widen. The events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
•	Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
Investment company risk — To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.
High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):
•	High-yield securities may underperform other sectors of the bond market, or the market as a whole.
•	The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
•	Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
•	The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Bank loan risk — Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each calendar year since its reactivation. The Class S shares were formerly known as the High Yield Bond Series, with no class designation. The Series was previously active from March 3, 2003 to September 15, 2004. The Series was redeemed in full on September 15, 2004 and was reactivated on September 14, 2009. For years in which the Series was inactive or was not active for a full calendar year, no performance information is shown in the bar chart. Because the High Yield Bond Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds. The total return table shows how the average annual total returns for the Class S and Class I shares for different periods compare to those of a broad-based securities index. The Series’ Class I shares commenced operations on August 1, 2012, and all performance below for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31
*	The High Yield Series was either inactive or not active for the full calendar year; therefore, no performance information has been provided. Because the High Yield Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.
Quarterly Returns
Highest (quarter ended 09/30/10): 6.81%
Lowest (quarter ended 09/30/11): (4.14)%

Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	Since Current Activation on 9/14/09
Class S Shares
Return Before Taxes	7.17%	10.43%
Return After Taxes on Distributions	3.93%	7.39%
Return After Taxes on Distributions and Sale of Series Shares	4.39%	7.10%
Class I Shares
Return Before Taxes	7.35%	10.51%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index	6.29%	11.27%
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Jack Bauer
Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 2003.
Marc Bushallow, CFA®
Senior High Yield Analyst, has managed the Series since 2008.
R. Keith Harwood
Senior Corporate Analyst, has managed the Series since 2003.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates as well as for discretionary investment accounts managed by the Advisor or its affiliates with Strategic Income investment objectives. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Global Fixed Income
Series
Summary Section
Investment Goal
The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Global Fixed Income Series		CLASS I		CLASS S
Shareholder Fees (paid directly from your investment)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%		0.60%
Distribution (12b-1) Fees		None		None
Other Expenses		0.21%		0.25%
Shareholder Services Fee	None		0.15%
Remainder of Other Expenses	0.21%		0.10%
Acquired Fund Fees and Expenses (AFFE)		0.02%		0.02%
Total Annual Fund Operating Expenses		0.83%		0.87%
Less Fee Waiver and/or Expense Reimbursement		(0.11)%		None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]		0.72%		0.87%
[1]	The total annual fund operating expenses In this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.70% of each Class’s average daily net assets. This contractual waiver will continue until at least April 30, 2015 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I	$74	$254	$450	$1,015
Class S	$89	$278	$482	$1,073
Portfolio Turnover
The Series pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 51% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to provide a high level of long-term total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its assets in fixed income securities. These securities may be issued by issuers located anywhere in the world, including emerging markets. Under normal circumstances, the Series will invest at least 40% of its net assets in securities issued by non-U.S. companies or non-U.S. governments, their agencies, or instrumentalities. The Series’ portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, securitized/collateralized instruments, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.
The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.
The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.
Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor’s outlook for yields and currency fluctuations. For example, the Advisor may invest in longer-term fixed income securities when it expects yields to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term fixed income securities when it expects yields to rise or the currency to appreciate in a given country. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.
Credit Quality — The Series invests primarily in investment grade securities but may invest up to 20% of its assets in lower quality bonds, commonly known as “junk bonds,” those rated below BBB- by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor.
Bond Selection Process — The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:
•	Relative economic conditions of each country.
•	Interest rate sensitivity of particular countries, sectors, and securities.
•	Differences in yields offered by bonds of different sectors, credit quality, or maturities.
•	The impact of currency changes on the sectors.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in bonds, the value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads, even though such changes will not affect the interest income derived from portfolio securities. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign bond markets decline.
•	The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
•	Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
•	Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

Emerging market risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
•	It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
•	There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
High-yield securities risk — The Series is subject to additional risk due to its ability to invest in high-yield securities (junk bonds):
•	High-yield securities may underperform other sectors of the bond market, or the market as a whole.
•	The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
•	Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
•	The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Forward contracts risk — The Series is subject to the following risks due to its ability to invest in forward contracts:
•	Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
•	The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
•	The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:
•	Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
•	Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
Non-diversification risk — The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the performance of the Class I shares of the Series for the calendar year since its reactivation. The Series was previously active from October 31, 1997 to February 28, 2003. The Series was redeemed in full on February 28, 2003, and was not active between that date and its reactivation on October 1, 2012. During its previous activation, the Series offered only one class. Effective October 1, 2012, the Series was reactivated and the Series’ shares were redesignated as Class I shares. For years in which the Series was inactive or was not active for a full calendar year, no performance information is shown in the bar chart. Because the Global Fixed Income Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds. The total return table shows how the average annual total returns for the Class I shares for different periods compare to those of a broad-based securities index. The Class S shares commenced operations on April 1, 2013. Because they do not have a full calendar year of operations, no performance information is shown for Class S shares. Because the Class S shares of the Series invest in the same portfolio of securities, returns for the Class S shares will be substantially similar to those of the Class I shares. Performance will be different only to the extent that the Class S shares have higher expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Year Ended December 31
Quarterly Returns
Highest (quarter ended 9/30/13): 2.73%
Lowest (quarter ended 6/30/13): (3.96)%
Average Annual Total Returns For Period Ended December 31, 2013
	1 Year	Since Current Activation on 10/1/12
Class I Shares
Return Before Taxes	(0.32)%	0.50%
Return After Taxes on Distributions	(0.83)%	0.08%
Return After Taxes on Distributions and Sale of Series Shares	(0.14)%	0.21%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch Global Broad Market Index	(2.65)%	(2.50)%
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Jack Bauer
Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 1997.
Marc Bushallow, CFA®
Senior High Yield Analyst, has managed the Series since 2008.
R. Keith Harwood
Senior Corporate Analyst, has managed the Series since 1998.
Marc Tommasi
Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1997.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Core Bond Series
Summary Section
Investment Goal
The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Core Bond Series
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses[1]	0.71%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$73	$227	$395	$883
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 56% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments, primarily exchange-traded funds (ETFs), with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls, which are transactions in which the Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may purchase shares of ETFs, including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.
Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.
Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor).
Bond Selection Process — When investing in corporate and pass-through securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time.
The Advisor may also invest in U.S. Treasury and U.S. Agency securities when it believes they are an attractive investment option relative to corporate and pass-through securities. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
•	The relevant economic conditions and sector trends.
•	The interest rate sensitivities of the particular sectors and securities.
•	The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
•	“Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.
The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in bonds, the value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads, even though such changes will not affect the interest income derived from portfolio securities. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign bond markets decline.
•	The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds.
•	Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
•	Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.
Risk of mortgage dollar rolls — The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31
Quarterly Returns
Highest (quarter ended 09/30/09): 6.81%
Lowest (quarter ended 09/30/08): (3.80)%
Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	5 Years	Since Inception on 4/21/05
Return Before Taxes	(0.79)%	6.92%	5.42%
Return After Taxes on Distributions	(2.90)%	5.34%	3.89%
Return After Taxes on Distributions and Sale of Series Shares	0.20%	4.93%	3.73%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index	(2.34)%	4.27%	4.71%
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Jack Bauer
Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 2005.
Marc Bushallow, CFA®
Senior High Yield Analyst, has managed the Series since 2008.
R. Keith Harwood
Senior Corporate Analyst, has managed the Series since 2005.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Core Plus Bond Series
Summary Section
Investment Goal
The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Core Plus Bond Series		CLASS I		CLASS S
Shareholder Fees (paid directly from your investment)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]		0.45%		0.45%
Distribution and Service (12b-1) Fees		None		None
Other Expenses[2]		0.06%		0.31%
Shareholder Services Fee	None		0.25%
Remainder of Other Expenses	0.06%		0.06%
Total Annual Fund Operating Expenses[3]		0.51%		0.76%
[1]	Management fees have been restated to reflect contractual changes to the management fees paid by the Series.
[2]	Other expenses for the Series’ Class S shares have been restated to reflect the implementation of a 0.25% shareholder services fee.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Series; (b) other expenses for the Series’ Class S shares have been restated to reflect the implementation of a 0.25% shareholder services fee; and (c) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I	$52	$164	$285	$640
Class S	$78	$243	$422	$942
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 49% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in bonds and other financial instruments, principally exchange-traded funds (ETFs), with economic characteristics similar to bonds. For purposes of this policy, bonds may include fixed income securities issued by U.S. and foreign corporations and governments, pass-through securities and mortgage dollar rolls, which are transactions in which the Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.).
The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “high yield bonds” or “junk bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Series may invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate investments.
The Series may purchase shares of ETFs, including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term fixed income securities when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term fixed income securities when it expects yields to rise. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.
Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB- by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor). The Series may invest in securities with any rating, including those that have defaulted, are not rated, or have had their rating withdrawn.
Bond Selection Process — When investing in corporate and pass-through securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time.
The Advisor may also invest in U.S. Treasury and U.S. Agency securities when it believes they are an attractive investment option relative to corporate and pass-through securities.
In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
•	The relevant economic conditions and sector trends.
•	The interest rate sensitivities of the particular sectors and securities.
•	The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
•	“Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.
The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in bonds, the value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads, even though such changes will not affect the interest income derived from portfolio securities. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign bond markets decline.
•	The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
•	Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
•	Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.
High-yield securities risk — The Series is subject to additional risks due its ability to invest in high-yield securities (junk bonds):
•	High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•	The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
•	Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
•	The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Bank loan risk — Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
Risk of mortgage dollar rolls — The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S shares of the Series for different periods compare to those of a broad-based securities index. The Class I shares commenced operations on August 1, 2013. Because they do not have a full calendar year of operations, no performance information is shown for Class I shares. Because the Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Calendar Years Ended December 31
Quarterly Returns
Highest (quarter ended 09/30/09): 7.48%
Lowest (quarter ended 09/30/08): (3.42)%
Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	5 Years	Since Inception on 4/21/05
Class S Shares
Return Before Taxes	(0.02)%	7.95%	5.83%
Return After Taxes on Distributions	(1.97)%	6.02%	4.14%
Return After Taxes on Distributions and Sale of Series Shares	0.44%	5.64%	3.99%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index	(2.34)%	4.27%	4.71%
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Jack Bauer
Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 2005.
Marc Bushallow, CFA®
Senior High Yield Analyst, has managed the Series since 2008.
R. Keith Harwood
Senior Corporate Analyst, has managed the Series since 2005.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment of the Class I shares of the Series is $10,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates and for certain financial intermediaries that submit trades on behalf of underlying investors. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Real Estate Series
Summary Section
Investment Goal
The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Real Estate Series	CLASS I			CLASS S
Shareholder Fees (fees paid directly from your investment)	None			None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		None		None
Other Expenses		0.12%		0.37%
Shareholder Services Fee	None		0.25%
Remainder of Other Expenses	0.12%		0.12%
Acquired Fund Fees and Expenses (AFFE)		0.01%		0.01%
Total Annual Fund Operating Expenses[1]		0.88%		1.13%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I	$90	$281	$488	$1,084
Class S	$115	$359	$622	$1,375
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 40% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. A company will be considered eligible for investment if, as determined by the Advisor, (i) at least 50% of its assets, revenues or net income is derived from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the value of its assets invested in residential, commercial or industrial real estate. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders.
The Series may invest in common stocks, convertible securities and other equity securities, principally ETFs (defined below). It may invest in securities issued as part of, or a short period after, a company’s initial public offering (IPO).
The Series may also invest in debt securities. The Series’ investment in debt securities is subject to a limit of 20% of the Series’ assets (measured at the time of purchase). The Series will typically invest in investment grade debt securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 5% of its assets (measured at the time of purchase) in below investment grade debt securities (junk bonds), those rated below BBB-by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor). The Series’ investments in debt securities are not subject to any restrictions on maturity or duration. The Series may invest in foreign companies, including companies located in emerging market countries. The Series’ investments in American Depository Receipts (ADRs) are not considered investments in foreign securities. The Series may invest in securities of small-, large-, or mid-size companies.
The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible. The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the real estate industry that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign stock or bond markets decline.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Real estate investment risk — The Series’ concentration in securities of issuers in the real estate industry, including its investments in REITs and REOCs (together, real estate companies, or RECs), may subject it to additional risks even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree.
The value of a REIT or REOC can depend on its legal structure and cash flow generation. While RECs raise equity and debt capital through the private and public markets, RECs are neither mutual funds, nor hedge funds, nor private equity funds. Much as other operating companies, RECs incur operating expenses necessary to manage and maintain properties. Investing in the Series will result in absorbing duplicate levels of fees for the Series’ investments in RECs. In addition, REITs are subject to certain federal tax laws and if the REIT fails to qualify for such tax treatment, significant adverse consequences could occur for any such REIT investment. For example, a qualified REIT may be adversely affected by its failure to qualify for tax-free pass through of income.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
Emerging market risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
•	It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
•	There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Risk of initial public offerings — The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
Fixed income risk — Because the Series may invest in fixed-income securities, you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
•	The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
•	Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.
High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):
•	High-yield securities may underperform other sectors of the bond market, or the bond market as a whole.
•	The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
•	Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
•	The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S and Class I shares of the Series for different periods compare to those of a broad-based securities index and the MSCI US Real Estate Investment Trust Index (MSCI US REIT Index), which is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The MSCI US REIT Index returns assume daily reinvestment of net dividends. The MSCI US REIT Index provides information on the performance of the real estate sector of the market. The Series’ Class I shares commenced operations on August 1, 2012, and all performance below for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31
Quarterly Returns
Highest (quarter ended 12/31/11): 15.15%
Lowest (quarter ended 09/30/11): (15.29)%
Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	Since Inception on 11/10/09
Class S Shares
Return Before Taxes	2.67%	14.38%
Return After Taxes on Distributions	(0.36)%	12.48%
Return After Taxes on Distributions and Sale of Series Shares	3.31%	11.10%
Class I Shares
Return Before Taxes	2.94%	14.48%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Total Return Index	32.39%	15.95%
MSCI US REIT Index	1.26%	14.69%
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Jason P. Lisiak, CFA®
Senior Analyst, has managed the Series since 2009.
Michael J. Magiera, CFA®
Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 2009.
Elizabeth H. Mallette
Junior Analyst, has managed the Series since 2013.

Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates as well as for discretionary investment accounts managed by the Advisor or its affiliates with Strategic Income investment objectives. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Markets Series
Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Emerging Markets Series		CLASS I		CLASS S
Shareholder Fees (fees paid directly from your investment)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]		0.70%		0.70%
Distribution (12b-1) Fees		None		None
Other Expenses[2]		0.29%		0.54%
Shareholder Services Fee	None		0.25%
Remainder of Other Expenses	0.29%		0.29%
Acquired Fund Fees and Expenses (AFFE)		0.03%		0.03%
Total Annual Fund Operating Expenses		1.02%		1.27%
Less Fee Waiver and/or Expense Reimbursement		(0.09%)		(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3,4]		0.93%		1.18%
[1]	Management fees have been restated to reflect contractual changes to the management fees paid by the Series.
[2]	Other expenses for the Series’ Class S shares have been restated to reflect the implementation of a 0.25% shareholder services fee.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Series; (b) other expenses for the Series’ Class S shares have been restated to reflect the implementation of a 0.25% shareholder services fee; and (c) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.90% of each Class’s average daily net assets. This contractual waiver will continue until at least April 30, 2015 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit the Series’ operating expenses is limited to direct operating expenses, and, therefore, does not apply to the indirect expenses incurred by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I	$95	$316	$554	$1,240
Class S	$120	$394	$688	$1,526
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 44% of the average value of its portfolio.
Principal Investment Strategies
The Series will normally invest at least 80% of its net assets in securities of emerging market companies. The Series considers a company to be an emerging market company if it meets one or more of the following criteria: (i) its principal securities trading market is in an emerging market country, or (ii) alone or on a consolidated based it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Advisor will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.
There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries.
The Series will invest primarily in common stocks and may also invest in American Depository Receipts (ADRs) and other U.S. dollar and non-U.S. dollar denominated equity securities. The Series may invest in stocks of small-, large-, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.
The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.
The Advisor primarily uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from emerging market companies. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
•	Companies trading at very low valuations relative to fundamental or break-up value.
The Advisor may also select securities for the portfolio using a “top down” strategy, which examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign stock markets decline.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
Emerging market risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
•	It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
•	There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Forward contracts risk — The Series is subject to the following risks due to its ability to invest in forward contracts:
•	Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.

•	The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
•	The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
Risks related to investment in relatively few countries — The Series does not have a limit on the amount that it may invest in any one country, and therefore it may be subject to a higher degree of risk than if the Series’ investments were more diversified among countries. As a result of investing in relatively few countries, the Series will be more susceptible to country-specific economic or market factors, social or political factors, legal, custody, accounting, legislative and regulatory changes, and currency fluctuations. To the extent the Series invests in relatively few countries, it may experience increased volatility as compared to a fund which is more diversified among countries.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
Non-diversification risk — The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S shares of the Series for different periods compare to those of a broad-based securities index. The Series’ Class I shares commenced operations on December 18, 2013. Because they do not have a full calendar year of operations, no performance information is shown for Class I shares. Because the Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Calendar Years Ended December 31
Quarterly Returns
Highest (quarter ended 03/31/12): 14.43%
Lowest (quarter ended 06/30/12): (6.22)%
Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	Since Inception on 11/16/11
Class S Shares
Return Before Taxes	8.91%	13.92%
Return After Taxes on Distributions	6.24%	11.97%
Return After Taxes on Distributions and Sale of Series Shares	7.06%	10.54%
Index: (reflects no deduction for fees, expenses, or taxes)
MSCI Emerging Markets Index	(2.60)%	4.60%
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Christian A. Andreach, CFA®
Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2011.
Jeffrey A. Herrmann, CFA®
Co-Head of Global Equities, Co-Director of Research, Managing Director of Themes and Overviews Group, and Managing Director of Alternative Strategies Group, has managed the Series since 2011.
Marc Tommasi
Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2011.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $2,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates and for certain financial intermediaries that submit trades on behalf of underlying investors. It is also waived for discretionary investment accounts managed by the Advisor or its affiliates with Strategic Income investment objectives. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Inflation Focus Equity Series
Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth and inflation protection primarily through investment in equity securities that are expected to benefit from an inflationary environment.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Inflation Focus Equity Series
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses[1]	1.19%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$121	$378	$654	$1,443
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 55% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of its goal, the Series will normally invest at least 80% of its net assets in equity securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depositary Receipts (ADRs). The Series may invest in stocks of small-, large-, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.
The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment. The Series may invest in fixed income securities of any type, including those issued by the U.S. Government and its agencies and instrumentalities, foreign governments and their agencies and instrumentalities and U.S. and foreign corporations. The Series is not subject to any restrictions on maturity or duration. The Series may invest up to 5% of its assets in debt securities rated below investment grade.
When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.
The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.
There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries.
In selecting individual securities, the Advisor first develops inflation outlooks and then identifies industries that it expects to be the beneficiaries of higher prices. Within those industries, the Advisor chooses individual equity holdings by looking for one or more of the following characteristics:
•	Companies with products expected to benefit from inflation caused by structural supply and demand imbalances.
•	Companies with resilient growth and margins in an inflationary environment supported by less price sensitive demand and robust pricing power.

•	Companies with sustainable competitive advantages, such as those that provide an efficiency or substitute for an inflationary good.
•	Companies that may be beneficiaries of post-inflation price declines during certain phases of the industry’s supply/demand cycle.
•	Companies with undervalued assets that the Advisor expects to appreciate in an inflationary environment.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because of the Series’ inflation focus, the Series is subject to the additional risk that the Advisor’s inflationary outlook is incorrect or the industries or companies in which the Series invests do not realize the expected benefit from inflation.
Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or Foreign stock markets decline.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
Emerging market risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
•	It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
•	There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Risks related to investment in relatively few countries — The Series does not have a limit on the amount that it may invest in any one country, and therefore it may be subject to a higher degree of risk than if the Series’ investments were more diversified among countries. As a result of investing in relatively few countries, the Series will be more susceptible to country-specific economic or market factors, social or political factors, legal, custody, accounting, legislative and regulatory changes, and currency fluctuations. To the extent the Series invests in relatively few countries, it may experience increased volatility as compared to a fund which is more diversified among countries.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Fixed income risk — Because the Series may invest in fixed income securities, you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
•	The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
•	Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.
Inflation protected security risk — The value of the Series’ inflation protected fixed income securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Options and forward contracts risk — The Series is subject to the following risks due to its ability to invest in options and forward contracts:
•	Options and forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or forward contract may not correlate perfectly with the underlying investment.
•	The Series may not be able to receive amounts payable to it under its options and forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
•	The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
Non-diversification risk — The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Calendar Years Ended December 31
Quarterly Returns
Highest (quarter ended 03/31/12): 12.66%
Lowest (quarter ended 06/30/12): (6.60)%
Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	Since Inception on 08/23/11
Return Before Taxes	14.55%	11.87%
Return After Taxes on Distributions	12.99%	10.88%
Return After Taxes on Distributions and Sale of Series Shares	9.27%	9.08%
Index: (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index	22.80%	17.01%
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Jeffrey A. Herrmann, CFA®
Co-Head of Global Equities, Co-Director of Research, Managing Director of Themes and Overviews Group, and Managing Director of Alternative Strategies Group, has managed the Series since 2011.
Michael A. Knolla, CFA®
Senior Analyst, has managed the Series since 2011.
William Moore, CFA®
Senior Analyst, has managed the Series since 2013.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Dynamic Opportunities Series
Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
DYNAMIC OPPORTUNITIES SERIES		CLASS I		CLASS S
Shareholder Fees (fee paid directly from your investment)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution (12b-1) Fees		None		None
Other Expenses[1]		0.08%		0.28%
Shareholder Services Fee	None		0.20%
Remainder of Other Expenses	0.08%		0.08%
Total Annual Fund Operating Expenses		0.88%		1.08%
1
Other expenses are based on estimated amounts for the current fiscal year.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	AFTER 1 YEAR	AFTER 3 YEARS
Class I	$90	$281
Class S	$110	$343
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series seeks to provide long-term growth through investments in equity securities of growth companies, which the Advisor defines generally as companies having prospective sales growth and earnings growth of at least twice the Advisor’s forecast growth rate of U.S. gross domestic product. The Series may focus its investments in a small number of companies.
The Series will generally invest in common stocks of companies with mid-size market capitalizations at time of purchase, but may also invest in companies with both smaller and larger capitalizations. The Advisor defines a company with a market capitalization of (a) less than $3 billion as a small capitalization company; (b) between $3 billion and $10 billion as a mid-size capitalization company; and (c) above $10 billion as a large capitalization company, each measured at time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). It may invest in securities issued as part of, or a short period after, a company’s initial public offering (IPO).
The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.
The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that meet its investment criteria. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
•	Companies that are strategically positioned to take advantage of underpenetrated positions in large markets.
•	Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
•	Disruptive companies that are creating new markets through innovative products and services or that are gaining share in existing markets by offering products and services that are a significantly better value than those offered by current competitors.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign stock markets decline.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
•	“Growth” investing risk — Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
Emerging market risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
•	It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
•	There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Risks of investing in a small number of companies — The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Risk of initial public offerings — The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’

portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Ebrahim Busheri, CFA®
Senior Analyst/Managing Director of Emerging Growth Group, has managed the Series since 2013.
Brian W. Lester, CFA®
Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2013.
Ajay M. Sadarangani, CFA®
Senior Analyst, has managed the Series since 2013.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Equity Income Series
Summary Section
Investment Goal
The Series’ primary investment objectives are to provide current income and income growth, and it has a secondary goal of providing long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Equity Income Series		CLASS I		CLASS S
Shareholder Fees (paid directly from your investment)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.65%		0.65%
Distribution (12b-1) Fees		None		None
Other Expenses[1]		0.56%		0.76%
Shareholder Services Fee	None		0.20%
Remainder of Other Expenses	0.56%		0.56%
Acquired Fund Fees and Expenses (AFFE)[1]		0.20%		0.20%
Total Annual Fund Operating Expenses		1.41%		1.61%
Less Fee Waivers and Expense Reimbursements		(0.46)%		(0.46)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]		0.95%		1.15%
[1]	Other expenses and AFFE are based on estimated expenses for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 75% of each Class’s average daily net assets. This contractual waiver will continue until at least April 30, 2015 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series’ Board of Directors. The Advisor’s agreement to limit the Series’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same(taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	AFTER 1 YEAR	AFTER 3 YEARS
Class I	$97	$401
Class S	$117	$463
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series seeks to provide current income and income growth, as well as long-term capital appreciation. The Series will invest, under normal circumstances, at least 80% of its net assets in equity securities. It invests primarily in income-producing equity securities. The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments and produce income. The Series may focus its investments in a small number of companies.
The Series may invest in common stocks and other equity securities, such as preferred stocks, convertible securities, interests in real estate investment trusts (REITs), interests in business development companies (BDCs), limited partner interests in master limited partnerships (MLPs), and ETFs (defined below). The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in securities of small-, large-, or mid-size companies.
The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that meet its investment criteria. In selecting securities for the Series, the Advisor seeks to identify stocks of companies that meet the following criteria:
•	Companies that have the potential to provide a growing level of dividend income going forward.

•	Companies trading at a meaningful discount from their intrinsic value, where that value is a reflection of their current cash-generating ability rather than relying meaningfully on growth.
•	Companies that the Advisor expects to be beneficiaries of special situations, including those driven by cycles in the economy or in the capital markets.
The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign stock markets decline.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the
Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
Emerging market risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
•	It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
•	There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Series’ investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.
Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.
Risks of investing in BDCs — A Series' investments in BDCs are subject to additional risks. BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for the companies in which a BDC may invest and there is a risk that investors in the BDC may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. The Series will indirectly bear its proportionate share of any management and other operating expenses and of any performance based or incentive fees charged by the BDCs in which it invests, in addition to the expenses paid by the Series.
Risks of investing in REITs — The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.
Risks of investing in MLPs — A Series' investments in MLPs are subject to additional risks. MLPs often own several properties or businesses (or other interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. There may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
Risks of investing in a small number of companies — The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’
portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Michael J. Magiera, CFA®
Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 2013.
Elizabeth H. Mallette
Junior Analyst, has managed the Series since 2013.
William Moore, CFA®
Senior Analyst, has managed the Series since 2013.
Christopher F. Petrosino, CFA®
Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2013.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Focused Opportunities Series
Summary Section
Investment Goal
The Series’ investment objective is to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
FOCUSED OPPORTUNITIES SERIES		CLASS I		CLASS S
Shareholder Fees (paid directly from your investment)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.70%		0.70%
Distribution (12b-1) Fees		None		None
Other Expenses[1]		0.07%		0.27%
Shareholder Services Fee	None		0.20%
Remainder of Other Expenses	0.07%		0.07%
Total Annual Fund Operating Expenses		0.77%		0.97%
1
Other expenses are based on estimated amounts for the current fiscal year.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	AFTER 1 YEAR	AFTER 3 YEARS
Class I	$79	$246
Class S	$99	$309
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series seeks to provide long-term capital appreciation through investments in equity securities of companies selected through a “bottom up” strategy that focuses on individual security selection. The Series may focus its investments in a small number of companies. In selecting individual securities, the Advisor uses fundamental analysis and looks for stocks that meet the following criteria:
1)	Stocks of companies that the Advisor believes are experiencing short-term price anomalies. Such companies may be temporarily mispriced for a variety of reasons, including perceived unfavorable industry conditions, poor business performance, changes in management or ownership, reorganizations, or other external factors. These conditions can often result in fundamentally “good” businesses that are trading at depressed valuations.
2)	Stocks of companies that the Advisor believes have strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market, and high barriers to entry) and/or are consolidators of cyclical industries.
3)	Stocks of companies that have one or more clearly identifiable catalysts that the Advisor believes will unlock the intrinsic value of its securities. These catalysts may include productive use of strong free cash flow, a changing business mix resulting from the sale or spin-off of an underperforming business or the rapid growth of a smaller component of the business portfolio, takeover potential, positive change in management or control, development of innovative or competitively superior products, increasing shareholder focus, corporate restructurings, and/or resolution of ancillary problems or misperceptions.
The Advisor may sell a holding if the value potential is realized, if early signs of fundamental deterioration emerge, or if the Advisor believes the valuation is no longer compelling relative to other available investment opportunities.
The Series will primarily invest in common stocks of companies with mid-size market capitalizations at time of purchase, but may also invest in companies with both smaller and larger capitalizations. The Advisor defines a company with a market capitalization of (a) less than $3 billion as a small capitalization company; (b) between $3 billion and $10 billion as a mid-size capitalization company; and (c) above $10 billion as a large capitalization company, each measured at time of purchase.
The Series may invest in U.S. and foreign stocks, including those in emerging markets, shares of real estate investment trusts (REITs), and American Depository Receipts (ADRs). The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign stock markets decline.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
“Value” investing risk — Value stocks may suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong. In addition, value stocks can continue to be undervalued by the market for long periods of time.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the
Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
Emerging market risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
•	It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
•	There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Risks of investing in a small number of companies — The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.
Risks of investing in REITs — The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
John D. Mitchell, CFA®
Senior Analyst, has managed the Series since 2013.
Robert F. Pickels, CFA®
Senior Analyst/Managing Director of Focused Opportunities Group, has managed the Series since 2013.
Walter B. Stackow, CFA®
Senior Analyst, has managed the Series since 2013.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845,
Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Diversified Tax Exempt Series
Summary Section
Investment Goal
The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Diversified Tax Exempt Series
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.02%
Total Annual Fund Operating Expenses[1]	0.59%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$60	$189	$329	$738
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.
Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.
Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s or determined by the Advisor to be of equivalent quality.
Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
•	The interest rate sensitivity of each security.
•	The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

The Series may invest in taxable investments, including obligations of the U.S. Government, its agencies or instrumentalities. The Series may also invest in money market instruments or hold its assets in cash. These investments may cause the Series to make a taxable distribution to shareholders.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in bonds, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign bond markets decline.
•	The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
•	Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
•	Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.
Municipal bond risk — In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:
•	Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.
•	Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.
•	Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Calendar Years Ended December 31
Quarterly Returns
Highest (quarter ended 09/30/09): 7.31%
Lowest (quarter ended 12/31/10): (5.52)%
Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	5 Years	10 Years	Since Inception on 2/14/94
Return Before Taxes	(1.28)%	4.50%	3.41%	4.30%
Return After Taxes on Distributions	(1.72)%	4.37%	3.33%	4.24%
Return After Taxes on Distributions and Sale of Series Shares	0.12%	4.16%	3.35%	4.18%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch 1-12 Year Municipal Bond Index	(0.12)%	4.18%	3.95%	4.91%
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Jack Bauer
Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 1994.
James Nawrocki
Senior Fixed Income Analyst, has managed the Series since 2004.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
Dividends you receive from the Series are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax and state and local taxes. The Series may also make distributions that are taxable to you as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

New York Tax Exempt Series
Summary Section
Investment Goal
The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
New York Tax Exempt Series
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.10%
Acquired Fund Fees and Expenses (AFFE)	0.02%
Total Annual Fund Operating Expenses[1]	0.62%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$63	$199	$346	$774
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 33% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and New York State personal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in New York. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.
Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.
Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s, or determined by the Advisor to be of equivalent quality.
Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
•	The interest rate sensitivity of each security.

•	The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.
The Series may invest in taxable investments, including obligations of the U.S. Government, its agencies or instrumentalities. The Series may also invest in money market instruments or hold its assets in cash. These investments may cause the Series to make a taxable distribution to shareholders.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in bonds, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign bond markets decline.
•	The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
•	Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
•	Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.
Municipal bond risk — In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:
•	Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.
•	Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.
•	Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.
New York State municipal bond risk — In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:
•	Concentration in New York tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
•	The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions, particularly the New York City area.
•	The Series is subject to the risk that its market segment (New York tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.
•	New York’s economy is heavily dependent on the financial sector, and the Series may be adversely affected by economic problems affecting that sector.
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31
Quarterly Returns
Highest (quarter ended 09/30/09): 6.23%
Lowest (quarter ended 12/31/10): (5.27)%
Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	5 Years	10 Years	Since Inception on 1/17/94
Return Before Taxes	(1.72)%	4.42%	3.16%	4.13%
Return After Taxes on Distributions	(1.80)%	4.35%	3.11%	4.09%
Return After Taxes on Distributions and Sale of Series Shares	(0.26)%	4.10%	3.18%	4.06%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch 1-12 Year Municipal Bond Index	(0.12)%	4.18%	3.95%	4.90%
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Jack Bauer
Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 1994.
James Nawrocki
Senior Fixed Income Analyst, has managed the Series since 2004.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
Dividends you receive from the Series are primarily exempt from regular federal, New York State and New York City income taxes for residents of New York. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Series may also make distributions that are taxable to you as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ohio Tax Exempt Series
Summary Section
Investment Goal
The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Ohio Tax Exempt Series
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses (AFFE)	0.02%
Total Annual Fund Operating Expenses[1]	0.80%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$82	$255	$444	$990
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 27% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and Ohio State personal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in Ohio. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.
Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.
Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s or determined by the Advisor to be of equivalent quality.
Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
•	The interest rate sensitivity of each security.

•	The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.
The Series may invest in taxable investments, including obligations of the U.S. Government, its agencies or instrumentalities. The Series may also invest in money market instruments or hold its assets in cash. These investments may cause the Series to make a taxable distribution to shareholders.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.
Market risk — Because the Series invests in bonds, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•	U.S. and/or foreign bond markets decline.
•	The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
•	Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
•	Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.
Municipal bond risk — In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:
•	Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.
•	Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.
•	Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.
Ohio State municipal bond risk — In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:
•	Concentration in Ohio tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
•	The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions.
•	The Series is subject to the risk that its market segment (Ohio tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.
•	Ohio’s economy is heavily dependent on the manufacturing sector and the Series may be adversely affected by economic problems affecting that sector. The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance
Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31
Quarterly Returns
Highest (quarter ended 09/30/09): 7.42%
Lowest (quarter ended 12/31/10): (5.86)%
Average Annual Total Returns For Periods Ended December 31, 2013
	1 Year	5 Years	10 Years	Since Inception on 2/14/94
Return Before Taxes	(1.59)%	4.54%	3.34%	4.14%
Return After Taxes on Distributions	(1.76)%	4.42%	3.25%	4.07%
Return After Taxes on Distributions and Sale of Series Shares	(0.20)%	4.13%	3.28%	4.03%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch 1-12 Year Municipal Bond Index	(0.12)%	4.18%	3.95%	4.91%
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor
The investment advisor of the Series is Manning & Napier Advisors, LLC.
Portfolio Managers
A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:
Jack Bauer
Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 1994.
James Nawrocki
Senior Fixed Income Analyst, has managed the Series since 2004.
Purchase and Sale of Series Shares
You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.
Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.
Tax Information
Dividends you receive from the Series are primarily exempt from regular federal and Ohio state income tax for residents of Ohio. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Series may also make distributions that are taxable to you as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’
Principal Investment Strategies
and Principal Risks
More Information About the Series’ Principal Investments
Equity securities — Equity securities include securities of U.S. and foreign companies. These securities will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.
Foreign securities — Foreign securities include foreign stocks and ADRs and other U.S. dollar and non-U.S. dollar denominated securities, including those in emerging markets. ADRs are securities listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.
Fixed income securities — Fixed income securities may be issued by the U.S. Government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Certain U.S. and foreign fixed income securities are not guaranteed or insured by the U.S. or foreign government. These securities may be backed solely by their issuers’ ability to borrow from their government or by the credit of their issuers. Investments in fixed income securities may have all types of interest rate payment and reset terms, and may include mortgage-backed and asset-backed securities.
Tax exempt securities — Tax exempt securities include municipal bonds and other securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax. These securities may be issued by a state and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions.
Mortgage-backed securities — Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating rate mortgages.
Asset-backed securities — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.
High-yield securities (junk bonds) — High-yield securities are lower-rated fixed income securities often referred to as “junk bonds.” These securities offer a higher yield compared to investment grade securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. In addition, foreign countries with political or economic instability may issue high-yield securities. Issuers of high-yield securities may, therefore, have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high-yield securities are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.
Currency hedging — In order to attempt to manage the currency risk associated with owning and trading foreign securities, a Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar primarily through the use of forward foreign currency exchange contracts. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.
Options — An option is the right to buy or sell an instrument at a specific price before a specific date. When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for a Series by writing (selling) options on the underlying security.
Mortgage dollar rolls — Mortgage dollar rolls are transactions in which a Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. They simulate an investment in mortgage-backed securities and may enhance a Series’ returns and reduce its administrative burdens compared with holding mortgage-backed securities directly.
Exchange-traded funds (ETFs) — ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.
Real estate companies (RECs) — RECs (including REITs and REOCs) are companies — trusts in the case of REITs — that invest primarily in commercial real estate or real estate-related loans. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. REOCs are real estate companies that engage in the development, management or financing of real estate. They typically provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that are taxed at the corporate level, unlike REITs.
Convertible securities — A convertible security is a bond, debenture, note, preferred stock or other security that may be converted or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock.
Bank Loans — Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). A Series may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).
Inflation protected securities — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum a Series is paid when the security matures and the amount of interest that the security pays the Series. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Series receives the adjusted principal or the original principal, whichever is greater.
Preferred stock — Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.
Business Development Companies (BDCs) — BDCs are a type of closed-end fund regulated under the Investment
Company Act of 1940 (1940 Act). BDCs typically invest in and lend to small- and medium-sized private companies that may lack access to public equity markets for capital raising. The 1940 Act imposes certain constraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Additionally, BDCs must make available significant managerial assistance to their portfolio companies. BDCs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986. BDCs have expenses associated with their operations. Accordingly, a Series will indirectly bear its proportionate share of any management and other expenses, and of any performance based fees, charged by the BDCs in which it invests.
Master Limited Partnerships (MLPs) — MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in the Internal Revenue Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.
More Information About the Series’ Principal Risks
In addition to the principal risks discussed in the individual Series’ Summary sections, certain Series are subject to additional risks as illustrated by the following table. The degree to which each risk applies to a specific Series depends on the holdings of that Series. More information on each risk is provided below the table.

	Commodity Series	International Series	World Opportunities Series	High Yield Bond Series	Global Fixed Income Series	Core Bond Series	Core Plus Bond Series	Real Estate Series	Emerging Markets Series	Inflation Focus Equity Series	Dynamic Opportunities Series	Equity Income Series	Focused Opportunities Series	Diversified Tax Exempt Series	New York Tax Exempt Series	Ohio Tax Exempt Series
Management risk	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x
Equity risk	x	x	x					x	x	x	x	x	x
Large-cap risk	x	x	x					x	x	x
Small- and mid-cap risk	x	x	x					x	x	x	x	x	x
Foreign securities risk	x	x	x	x	x	x	x	x	x	x	x	x	x
Emerging market risk	x	x	x	x	x		x	x	x	x	x	x	x
Currency risk	x	x	x	x	x		x	x	x	x	x	x	x
Currency hedging and forward contracts risk		x	x	x	x		x	x	x	x
Interest rate risk				x	x	x	x	x		x				x	x	x
Credit risk				x	x	x	x	x		x				x	x	x
U.S. Government securities risk						x	x
Mortgage-backed securities risk				x	x	x	x
Prepayments and extension risk				x	x	x	x	x						x	x	x
Risks of lower-rated investment grade securities						x	x	x		x				x	x	x
Risks of mortgage dollar rolls						x	x
Risks of asset-backed securities				x	x	x	x
Bank loan risks				x			x
Municipal securities risk														x	x	x
Concentration in New York and Ohio tax exempt securities risk															x	x
New York tax exempt securities risk															x
Ohio tax exempt securities risk																x
Options risk										x
Risks related to ETFs	x	x	x	x	x	x	x	x	x	x	x	x	x
Growth investing risk											x
Value investing risk													x
Preferred stock risk												x
Risk of investing in BDCs												x
Risk of investing in MLPs												x
Real estate investment risk								x				x
Risks related to real estate companies								x
Risks related to initial public offerings								x
Inflation protected security risk				x	x	x	x			x
Inflation protection investment style risk										x
Convertible securities risk				x	x	x	x	x				x
Risks related to commodity investments	x
Liquidity risk	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x
Large redemption risk	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x

Management risk — The investment performance of a Series depends largely on the skill of key personnel and investment professionals of the Advisor. The Advisor will apply investment techniques and risk analyses in making investment decisions for a Series and there can be no guarantee that these will produce the desired results. The Series’ investment strategies permit investments to be made in a broad range of issuers, securities and transactions. Within these parameters, the Advisor will make investment decisions for a Series as it deems appropriate. No assurance can be given that a Series will be successful in obtaining suitable investments, or that if such investments are made, the objectives of the Series will be achieved.
Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.
Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.
Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of smaller companies may be volatile.
Foreign securities risk — Investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The securities of foreign companies may also experience more rapid or extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of a Series that holds foreign securities may lag these investments. A Series’ investments in foreign securities may be subject to foreign withholding and other taxes. Although in some countries all or a portion of these taxes are recoverable, the non-recovered portion will reduce the income received by a Series. In addition, a Series’ investments in foreign securities may increase or accelerate the Series’ recognition of ordinary income or may affect the timing or amount of the Series’ distributions.
Emerging market risk — Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
In response to recent political and military actions undertaken by Russia, the United States and the European Union have instituted numerous sanctions against certain Russian officials and Bank Rossiya. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian stocks. These sanctions could result in the immediate freeze of Russian securities, impairing the ability of the Series to buy, sell, receive or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets, and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could push Russia’s economy into a recession. These sanctions, and the continued disruption of the Russian economy, could have a negative effect on the performance of funds that have exposure to Russia, including the Series.
Currency risk — Investments in securities denominated in, and/or receiving revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the security would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Risks related to currency hedging and use of forward contracts — A hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, a Series could be exposed to risk if the counterparty to a forward contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably relative to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency. A Series' use of forward contracts is also subject to liquidity risk, which is discussed below.
Interest rate risk — Investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a Series’ yield will change over time. During periods when interest rates are low, a Series’ yield (and total return) also may be low. Changes in interest rates also may affect a Series’ share price: a sharp rise in interest rates could cause a Series’ share price to fall. This risk is greater when a Series holds bonds with longer maturities.
Credit risk — Investments in fixed income securities are subject to the risk of a decline in the credit quality of the issuer and the risk that the issuer or guarantor of the security fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds. Given the total size of the junk bond market, junk bonds can be less liquid than investment grade bonds.
U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources and, therefore, such obligations are not backed by the full faith and credit of the United States government. Also, any government guarantees on securities a Series owns do not extend to the shares of the Series itself.
Risks related to mortgage-backed securities — Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Series’ mortgage-backed securities and, therefore, to assess the volatility risk of the Series. The privately issued mortgage-backed securities in which a Series invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.
Prepayment and extension risk — Investments in fixed income securities will be subject to the risk that the bonds may be paid off earlier or later than expected. Either situation could cause a Series to hold securities paying lower-than-market rates of interest, which could hurt its yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a Series because it will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.
Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by a Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.
Risks of mortgage dollar rolls — A Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement. A Series’ use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Series.
Risks of asset-backed securities — Repayment of asset-backed securities depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Series will be unable to possess and sell the underlying collateral and that the Series' recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Series may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.
Bank loan risks — Bank loans are, generally, non-investment grade (junk bond) floating rate instruments. In connection with purchasing participations, a Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Series may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Series will assume the credit risk of both the borrower and the lender that is selling the participation. When a Series purchases assignments from lenders, the Series will acquire direct rights against the borrower on the loan. A Series may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Series’ ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.
Municipal securities risk — Municipal securities are securities the income from which, in the opinion of the securities’ counsel, is exempt from federal income tax, including the Alternative Minimum Tax, and certain state income taxes. Neither the Advisor nor the Series guarantee that these opinions are correct, and there is no assurance that the IRS will agree with such counsel’s opinion. If certain types of investments a Series buys as tax-exempt are later ruled to be taxable, a portion of that Series’ income could be taxable. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. To the extent that a Series invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including natural disasters and terrorist activities, erosion of the tax base and changes in the economic climate. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Series. Any changes in the financial condition of municipal issuers also may adversely affect the value of a Series’ securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.
Concentration in New York and Ohio tax exempt securities risk — In addition to the general risks of investing in municipal securities discussed above, the New York Tax Exempt Series and Ohio Tax Exempt Series will be particularly sensitive to economic and political developments in the State of New York and the State of Ohio, respectively. Constitutional or statutory requirements may limit each state’s power to raise revenues or increase taxes and to meet its obligations. In addition, changes to New York or Ohio laws or regulations may impair the ability of issuers of municipal securities to repay principal or to pay interest. The amount of information about the condition of an issuer of New York or Ohio tax exempt securities may not be as extensive as information regarding a corporate issuer whose securities are publicly traded.
Risks related to New York tax exempt securities — New York’s economy is heavily dependent on the financial activities sector. As a result, economic problems or factors affecting the financial activities sector may have a disproportionate impact on New York municipal securities and entities issuing these securities. During the recent recession, New York experienced a significant economic downturn. While some signs of improvement have appeared, this recovery may be slow as the State continues to face significant fiscal challenges including a high unemployment rate and structural budget deficits. Another economic downturn could significantly hurt the economic and fiscal condition of the State and, therefore, the value of its municipal securities. Moreover, the State may be subject to risks related to natural disasters. Superstorm Sandy, which hit the Northeast of the United States in October 2012, caused significant damage to public and private property in the State. The State may incur significant costs related to the recovery, which could reduce the resources available to the State to make debt service payments as they become due. Any deterioration of New York’s fiscal situation increases the risk of investing in New York municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of New York municipal securities and the NAV and/or yield of the Series will experience greater volatility.
Risks related to Ohio tax exempt securities — While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and machinery, including electrical machinery. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State’s area devoted to farming and a significant portion of total employment in agribusiness. During the recent recession, Ohio experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the State continues to face fiscal challenges including a high unemployment rate, a weak housing market, and substantial unfunded liabilities in the State's public retirement systems. Another economic downturn could significantly impact the State's finances and, therefore, its municipal securities. Because of high unemployment, decreased spending and other factors resulting from a weak economy, Ohio has faced a severe erosion of its tax base and serious budgetary problems. The State, however, has improved its financial position in recent fiscal years and adopted a balanced fiscal year 2014–
2015 biennial budget. Any deterioration of Ohio’s fiscal situation increases the risk of investing in Ohio municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of Ohio municipal securities and the NAV and/or yield of the Series will experience greater volatility.
Options risk — A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. A Series' use of options involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks associated with a Series' use of options transactions include: (i) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (ii) while a Series will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Further, investments in options are also subject to liquidity risk, which is described below.
Risks related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.
“Growth” investing risk — Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. During any period when growth stocks underperform other types of investments — value stocks, for instance — the performance of a Series that pursues a “growth” style of investing may lag these investments or the broader equity market as a whole.
“Value” investing risk — A “value” style of investing could cause a Series to suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time. During any period when value stocks underperform other types of investments — growth stocks, for instance — the performance of a Series that pursues a “value” style of investing may lag these investments or the broader equity market as a whole.
Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Series’ investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Risks of investing in BDCs — BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for private and thinly traded companies in which a BDC may invest and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. Investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Series invests to liquidate its portfolio quickly, it may realize a loss on its investments. While a BDC is expected to generate income in the form of dividends, certain BDCs during certain periods of time may not pay dividends.
Many BDCs invest in debt securities of privately held companies, including senior secured loans and other forms of mezzanine debt. Mezzanine investments generally are structured as subordinated loans (with or without warrants). Many debt investments in which a BDC may invest will not be rated by a credit rating agency or may be below investment grade quality. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Although lower grade securities are higher yielding, they also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds. Given the total size of the junk bond market, junk bonds can be less liquid than investment-grade bonds. If the issuer of lower-rated securities defaults, a BDC may incur additional expenses to seek recovery.
If a BDC in which a Series invests fails to qualify as a regulated investment company, such BDC would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by a BDC could substantially reduce the BDC’s net assets and the amount of income available for distribution to the Series, which would in turn decrease the total return of the Series in respect of such investment.
Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. The Series will indirectly bear its proportionate share of any management and other operating expenses and of any performance-based or incentive fees charged by the BDCs in which it invests, in addition to the expenses paid by the Series. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount or premium to their net asset value.
Risks of investing in MLPs — MLP units may trade infrequently and in limited volume. Investments in MLPs could also expose a Series to volatility risk, because units of MLPs may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP’s general partner. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLP’s. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. Accordingly, additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
The manner and extent of a Series' investments in MLPs may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code, and any such investments by a Series may adversely affect the ability of the

Series to so qualify. If any of the MLPs owned by a Series were treated as entities other than partnerships for U.S. federal income tax purposes, it could result in a reduction of the value of an investment in the Series.
Real estate investment risk — Real estate securities are subject to the risks associated with the direct ownership of real estate, including, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.
Risks related to real estate companies — The following risks may apply to all real estate companies (RECs) or specifically to real estate investment trusts (REITs):
•	Investments in RECs are subject to the risks associated with the direct ownership of real estate, which are described above.
•	RECs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type.
•	RECs are subject to heavy cash flow dependency and defaults by borrowers.
•	REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (1940 Act). The failure of a company to qualify as a REIT under federal tax law or to maintain its exemption from registration under the 1940 Act may have adverse consequences.
•	In the event of a default by a borrower or lessee, a REC may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
•	RECs have their own expenses, and a Series will bear a proportionate share of those expenses.
•	RECs may be affected by changes in the value of the underlying properties in their portfolios. Mortgage REITs may also be affected by the credit quality of any loans in their portfolios.
•	REITs are subject to substantial dividend requirements which may result in a need to raise additional capital or face self liquidation.
Risks of initial public offerings — The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Series to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. When a Series' asset base is small, a significant portion of its performance could be attributable to investments in IPOs because such investments would have a magnified effect on the Series. As a Series' assets grow, the effect of the Series' investments in IPOs on the Series' performance probably will decline, which could reduce the Series' performance. Because of the price volatility of IPO shares, a Series may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Series' portfolio and lead to increased expenses to the Series, such as commission and transaction costs. By selling IPO shares, a Series may realize taxable gains it will subsequently distribute to shareholders.
Inflation protected security risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.
Inflation protection investment style risk — Inflation protection is sought through opportunistic investments primarily in equity securities of issuers that the Advisor believes will benefit from an inflationary environment. If the Advisor’s investment approach for selecting these securities proves to be incorrect, a Series’ ability to provide shareholders inflation protection could be negatively affected. Moreover, even if the Advisor’s investment approach is successful in identifying issuers that will benefit from an inflationary environment, these issuers could nonetheless decline in value in an inflationary environment due to, among other things, volatility in the broader equity markets. Furthermore, although a Series may invest a portion of its assets in TIPS and other inflation-protected fixed income securities, the Series’ ability to provide shareholders inflation protection is dependent primarily on the success of the Advisor’s security selection process and not the Series’ investments in TIPS and other inflation-protected fixed income securities. Accordingly, a Series may perform differently than funds that seek to provide inflation protection by investing primarily in TIPS and other inflation-protected fixed income securities.
Convertible securities risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (“junk bond”) or may not be rated, and are subject to credit risk, which is discussed above.
Risks related to commodity investments — The prices of commodities may be subject to economic and noneconomic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Global supply and demand of a commodity may be influenced by such factors as forward selling by the various commodities producers, purchases made by the commodities’ producers to unwind their hedge positions, and production and cost levels in the major markets of a commodity. Certain commodities are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. In addition, certain commodities are affected by domestic and foreign interest rates and inflation rates and investors’ expectations concerning the same. Each of these variables may create additional investment risks which subject a Series’ investments to greater volatility than investments in traditional securities.
Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including declines in dealer market-making capacity for fixed income securities. A Series' investments in illiquid securities may reduce the returns of that Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. Redemptions by these institutions or individuals in a Series may impact the Series’ liquidity and NAV. These redemptions may also force a Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.
Defensive Investing
Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During such times, a Series may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.
Investment Strategy and Goal
Each Series’ investment goal (described above under “Investment Goal” in each Series’ summary section), except for those of the World Opportunities Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, Dynamic Opportunities Series, Equity Income Series, and Focused Opportunities Series, is a fundamental policy and may not be changed without obtaining the approval of the respective Series’ shareholders.
The investment goals of the World Opportunities Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, Dynamic Opportunities Series, Equity Income Series, and Focused Opportunities Series are not fundamental policies, and the Series’ Board of Directors may change these goals without obtaining the approval of the shareholders of these Series. If there is a material change in a non-fundamental investment goal of a Series, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs.
The Series may not succeed in achieving their goals.
Each of the Commodity Series, High Yield Bond Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, and Equity Income Series will notify its shareholders at least sixty (60) days before changing its investment strategy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the type of securities suggested by its name.
Management
The Advisor
The Series’ advisor is Manning & Napier Advisors, LLC, 290 Woodcliff Drive, Fairport, New York 14450 (“Manning & Napier” or the “Advisor”). Manning & Napier is registered as an investment advisor with the SEC. The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA). Therefore, neither the Advisor nor the Series is subject to registration or regulation as a CPO under the CEA.
As of December 31, 2013, Manning & Napier managed $50.8 billion for individual and institutional investors. The Advisor is responsible for the day-to-day portfolio management of the Series and generally oversees the Series’ overall business affairs, service providers and officers.
Portfolio Managers
The Advisor’s investment professionals are organized under three Overview Groups, five Portfolio Groups and five Sector Groups. Overview Groups provide macro-economic, statistical and thematic research on a global basis. Portfolio Groups employ research that focuses on a particular asset class or investment strategy (e.g., growth, income/yield, etc.). Sector Groups focus on company-specific research within their specific market sector.
Members of the Portfolio Management Teams of each Series are selected from one or more of the Advisor’s various Overview, Portfolio and Sector Groups, depending on the expertise needed to meet the objective of each Series. Each Portfolio Management Team is jointly and primarily responsible for making investment decisions for the Series, and all investment recommendations are approved by at least one member of the team. The Series are managed under the oversight of the Advisor’s Senior Research Group, which includes the heads of all Overview, Portfolio and Sector Groups discussed above.
The following investment professionals serve on the Advisor’s Senior Research Group and the Series’ Portfolio Management Teams, as noted.
Sidharth Abrol, CFA®, Senior Analyst
Joined the Advisor in 2002. Senior Analyst since 2014. Member of the following Portfolio Management Team: International Series (since 2010). Previous position held in last five years: Analyst 2007 – 2014.
Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002. Member of the following Portfolio Management Teams: World Opportunities Series (since 2002); and Emerging Markets Series (since 2011). Co-Head of Global Equities since 2010.
Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income
Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992. Lead member of the following Portfolio Management Teams: Tax Exempt Series (since 1994); Core Bond Series (since 2005); Core Plus Bond Series (since 2005); Global Fixed Income Series (since 1997); and High Yield Bond Series (since 2003).
Jonathan S. Beigle, CFA®, Analyst
Joined the Advisor in 2004. Analyst since 2013. Member of the following Portfolio Management Team: Commodity Series. Previous positions held in last five years: Research Associate 2006 – 2010; Junior Analyst 2010 – 2013.
Marc Bushallow, CFA®, Senior High Yield Analyst
Joined the Advisor in 2008. Senior High Yield Analyst since 2008. Member of the following Portfolio Management Teams: Core Bond Series (since 2008); Core Plus Bond Series (since 2008); Global Fixed Income Series (since 2008); and High Yield Bond Series (since 2008). Mr. Bushallow is responsible for the analysis of corporate fixed income securities, including the analysis of the relative values across the various fixed income sectors, in these Series’ portfolios.
Ebrahim Busheri, CFA®, Senior Analyst/Managing Director of Emerging Growth Group
Joined the Advisor in 2011. Senior Analyst since 2011. Managing Director and member of Senior Research Group since 2012. Member of the following Portfolio Management Teams: World Opportunities Series (since 2012); and Dynamic Opportunities Series (since 2013). Previous position held in last five years: Consultant, Heritage Capital, 2007 – 2011. Previously worked for Manning & Napier from 1988 to 2001 in multiple capacities including the co-Director of Research and the Managing Director of the Technology and Consumer Groups.
Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research
Joined the Advisor in 1993. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Member of the following Portfolio Management Team: World Opportunities Series (since 1996). President since 2010.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004. Member of the following Portfolio Management Team: World Opportunities Series (since 2004).
Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002. Member of the following Portfolio Management Teams: World Opportunities (since 2002); and Commodity Series.
R. Keith Harwood, Senior Corporate Analyst
Joined the Advisor in 1997. Senior Corporate Analyst since 1998. Member of the following Portfolio Management Teams: High Yield Bond Series (since 2003); Global Fixed Income Series (since 1998); Core Bond Series (since 2005); and Core Plus Bond Series (since 2005). Mr. Harwood is responsible for the analysis of corporate fixed income securities, including the analysis of the relative values across the various fixed income sectors, used in the management of these Series.
Jeffrey A. Herrmann, CFA®, Co-Head of Global Equities, Co-Director of Research, Managing Director of Themes and Overviews Group, and Managing Director of Alternative Strategies Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and Member of Senior Research Group since 1992. Co-Head of Global Equities since 2010. Managing Director of Alternative Strategies Group since 2013. Member of the following Portfolio Management Teams: World Opportunities Series (since 1996); Emerging Markets Series (since 2011); and Inflation Focus Equity Series (since 2011).
Michael A. Knolla, CFA®, Senior Analyst
Joined the Advisor in 2001. Analyst since 2006. Member of the following Portfolio Management Team: Inflation Focus Equity Series (since 2011).
Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2006. Managing Director and member of Senior Research Group since 2009. Member of the following Portfolio Management Teams: World Opportunities Series (since 2009); and Dynamic Opportunities Series (since 2013).
Jason P. Lisiak, CFA®, Senior Analyst
Joined the Advisor in 1998. Senior Analyst since 2001. Member of the following Portfolio Management Team: Real Estate Series (since 2009).
Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Equity Income Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992. Member of the following Portfolio Management Teams: World Opportunities Series (since 1996); Real Estate Series (since 2009); and Equity Income Series (since 2013).
Elizabeth H. Mallette, Junior Analyst
Joined the Advisor in 2006. Junior Analyst since 2013. Member of the following Portfolio Management Teams: Real Estate Series (since 2013); and Equity Income Series (since 2013). Previous positions held in last five years: Research Associate, 2009; Senior Associate, 2010 – 2013.
John D. Mitchell, CFA®, Senior Analyst
Joined the Advisor in 2001. Senior Analyst since 2011. Member of the following Portfolio Management Team: Focused Opportunities Series (since 2013). Previous position held in last five years: Analyst 2004 – 2011.
William Moore, CFA®, Senior Analyst
Joined the Advisor in 2002. Senior Analyst since 2013. Member of following Portfolio Management Teams: Inflation Focus Equity Series (since 2013); and Equity Income Series (since 2013). Previous positions held in last five years: Junior Analyst, 2007 – 2012; Analyst 2012 – 2013.
James Nawrocki, Senior Fixed Income Analyst
Joined the Advisor in 2004. Senior Fixed Income Analyst since 2004. Member of the following Portfolio Management Team: Tax Exempt Series (since 2004). Mr. Nawrocki’s role is to evaluate investment opportunities across fixed income market sectors (e.g., general obligation bonds versus revenue bonds in the municipal bond market).
Christopher F. Petrosino, CFA®, Senior Analyst/Managing Director of Quantitative Strategies Group
Joined the Advisor in 2001. Senior Analyst since 2009. Managing Director and member of Senior Research Group since 2012. Member of the following Portfolio Management Teams: World Opportunities Series (since 2012); and Equity Income Series (since 2013).
Robert F. Pickels, CFA®, Senior Analyst/Managing Director of Focused Opportunities Group
Joined the Advisor in 2002. Senior Analyst since 2003. Member of Senior Research Group since 2013. Member of following Portfolio management Teams: World Opportunities Series (since 2013); Focused Opportunities Series (since 2013); and Commodity Series.

Ben V. Rozin, Senior Analyst
Joined the Advisor in 2005. Senior Analyst since 2013. Member of following Portfolio Management Team: International Series (since 2009). Previous positions held in last five years: Junior Analyst, 2009 – 2011; Analyst 2011 – 2013.
Ajay M. Sadarangani, CFA®, Senior Analyst
Joined the Advisor in 2001. Current position held since 2010. Member of the following Portfolio Management Team: Dynamic Opportunities Series (since 2013). Previous position held in last five years: Analyst, 2007 – 2010.
Walter B. Stackow, CFA®, Senior Analyst
Joined the Advisor in 2008. Senior Analyst since 2008. Member of the following Portfolio Management Team: Focused Opportunities Series (since 2013) .
Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Member of the following Portfolio Management Teams: World Opportunities Series (since 1996): International Series (since 1992); Global Fixed Income Series (since 1997); and Emerging Markets Series (since 2011). Head of Global Investment Strategy since 2010.
Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009. Member of the following Portfolio management Team: World Opportunities Series (since 2009).
The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.
Information About Discretionary Investment Accounts
The Advisor and its affiliates may use these Series and other Series of the Fund within discretionary investment accounts to attempt to capture investment opportunities. The Advisor and its affiliates invest discretionary investment accounts in a Series when it believes that the market sector to which it is dedicated presents an opportunity to capture investment values or to diversify investment risk.
The portion of a client account invested in each Series may increase or decrease in size depending upon the number of opportunities identified by the Advisor for the client’s investment objectives. Once the Advisor decides an investment opportunity has been captured, shares of the Series may be sold from clients’ accounts. It is possible for more than one Series to be utilized at the same time, but each Series will be utilized based on an individual analysis of that sector and on the Advisor’s assessment of the appropriateness of Series participation to each client’s investment objectives.
As a general rule, the investment in shares of a Series on behalf of clients is limited to a maximum of 5% — or, if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% — of the client’s portfolio at time of purchase. For discretionary investment accounts with Conservative Income or Withdrawal from Total Return investment objectives, investment in shares of a Series is limited to a maximum of 25% of the client’s portfolio at time of purchase. These limits do not apply to the Core Bond Series, Core Plus Bond Series, and Tax Exempt Series as these Series will take the place of a portion of an account’s bond holdings.
Shares of the Series may also be used in connection with a discretionary account management service of the Advisor that uses Fund shares as all or part of an account’s underlying investment options, as is the case with the Advisor’s Strategic Income investment objectives. There are no limits on the portions of these accounts that may be invested in the Series.
From time to time, accounts under the Advisor’s discretionary management may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series’ assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series’ remaining shareholders to bear greater portions of the Series’ fixed operating expenses, subject to any fee waiver then in effect.
Management Fees
In return for services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by each Series as described below. The Advisor has contractually agreed to limit total direct annual fund operating expenses of the International Series, High Yield Bond Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, Dynamic Opportunities Series, Equity Income Series, Focused Opportunities Series, and Tax Exempt Series as shown below. These contractual waivers will remain in effect at least until April 30, 2015, and may be extended. A discussion regarding the basis for the

Board of Directors’ approval of the Series’ investment advisory agreements is available in the Series’ annual reports dated December 31, 2013, which cover the period January 1, 2013 (or inception, if later) through December 31, 2013.
Annual Management Fee (As a Percentage of Average Daily Net Assets)
Series	Contractual Management Fee	Contractual Expense Limitation	Actual Management Fee Paid for Year Ended 12/31/13[1]
Commodity Series[2]	1.00%	n/a	n/a
International Series — Class I	0.75%	0.85%	0.72%
International Series — Class S	0.75%	0.85% [3]	0.72%
World Opportunities Series	1.00%	n/a	1.00%
High Yield Bond Series — Class I	0.75%	0.95%	0.75%
High Yield Bond Series —Class S	0.75%	0.95% [3]	0.75%
Global Fixed Income Series — Class I	0.60%	0.70%	0.49%
Global Fixed Income Series — Class S	0.60%	0.70% [3]	0.60%
Core Bond Series	0.60%	0.80%	0.60%
Core Plus Bond Series — Class I	0.45% [4]	0.50%	0.45% [4]
Core Plus Bond Series — Class S	0.45% [4]	0.50% [3]	0.60% [4]
Real Estate Series — Class I	0.75%	0.95%	0.75%
Real Estate Series — Class S	0.75%	0.95% [3]	0.75%
Emerging Markets Series — Class I	0.70% [5]	0.90%	0.70% [5]
Emerging Markets Series — Class S	0.70% [5]	0.90% [3]	0.89% [5]
Inflation Focus Equity Series	1.00%	1.20%	1.00%
Annual Management Fee (As a Percentage of Average Daily Net Assets)
Series	Contractual Management Fee	Contractual Expense Limitation	Actual Management Fee Paid for Year Ended 12/31/13[1]
Dynamic Opportunities Series — Class I6	0.80%	0.90%	n/a
Dynamic Opportunities Series — Class S6	0.80%	0.90% [3]	n/a
Equity Income Series — Class I6	0.65%	0.75%	n/a
Equity Income Series — Class S6	0.65%	0.75% [3]	n/a
Focused Opportunities Series — Class I6	0.70%	0.80%	n/a
Focused Opportunities Series — Class S6	0.70%	0.80% [3]	n/a
Diversified Tax Exempt Series	0.50%	0.85%	0.50%
New York Tax Exempt Series	0.50%	0.85%	0.50%
Ohio Tax Exempt Series	0.50%	0.85%	0.50%
[1]	Reflects the actual amount paid, including the effects of fee waivers and expense reimbursements.
[2]	The Commodity Series was not active as of December 31, 2013.
[3]	The contractual expense limitation of the Class S shares of the Series is exclusive of the class’s shareholder services fee.
[4]	Prior to August 1, 2013, the Advisor received an annual management fee (as a percentage of average daily net assets) of 0.70% for the Core Plus Bond Series. The amount shown in the column for Actual Management Fee Paid reflects the effect of the change in management fee that took effect on August 1, 2013.
[5]	Prior to December 18, 2013, the Advisor received an annual management fee (as a percentage of average daily net assets) of 1.00% for the Emerging Markets Series. The amount shown in the column for Actual Management Fee Paid reflects the effect of the change in the management fee that took effect on December 18, 2013.
[6]	The Dynamic Opportunities Series, Equity Income Series, and Focused Opportunities Series were not in operation during the year ended December 31, 2013.
The Advisor and its affiliates will adjust the separate account management fees of their discretionary investment clients in order to avoid double-billing on such clients’ assets invested in the Series.
The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or Shareholder Services Fee (as defined below) payable under a Rule 12b-1 or shareholder service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by a Series or its shareholders. Such payments may provide an incentive for the financial intermediary to make shares of a Series available to its customers and may allow a Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend a Series over another investment.
The Distributor
The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Shares are offered to discretionary investment clients of the Advisor and to investors who purchase shares directly from the distributor or through certain financial intermediaries. Shares of the Series covered by this prospectus are not subject to any distribution fees.
Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series are not responsible for the failure of your financial intermediary to carry out its responsibilities.
Information About Class S and I Shares
The International Series, High Yield Bond Series, Global Fixed Income Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Dynamic Opportunities Series, Equity Income Series, and Focused Opportunities Series each offer two share classes, Class S and Class I. Class I shares are offered to institutions, such as investment companies, foundations, endowments, banks, trusts and corporate capital and cash management accounts, individual investors, large employee benefit plans and certain financial intermediaries. Shares are available for direct investment from the Distributor or through certain financial intermediaries, such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class of the Series; however, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.
The Fund reserves the right to determine which potential investors qualify as eligible investors for Class I shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund. If your account no longer meets the minimum balance requirement for Class I shares, the Fund may automatically redeem your shares or convert the shares in the account to another share class, as appropriate.
Shareholder Services Fees
Class S shares of the International Series, Core Plus Bond Series, Emerging Markets Series, High Yield Bond Series, and Real Estate Series are subject to a shareholder services fee (the “Shareholder Services Fee”) in the amount of 0.25%, Class S shares of the Dynamic Opportunities Series, Equity Income Series, and Focused Opportunities Series are subject to a Shareholder Services Fee in the amount of 0.20% and Class S shares of the Global Fixed Income Series are subject to a Shareholder Services Fee in the amount of 0.15% of the Class’s average daily net assets, in accordance with a shareholder services plan adopted by the Fund’s Board of Directors. The Shareholder Services Fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class S shares of the Series. The Shareholder Services Fee paid to a particular financial intermediary is calculated at the annual rate set forth above and is based on the average daily NAV of the Class S shares owned by the shareholders holding shares through such financial intermediary.

Index Provider Information
S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc., is the publisher of various index based data products and services and has licensed certain of its products and services for use by Manning & Napier. All such content Copyright © 2014 by S&P Dow Jones Indices LLC and/or its affiliates. All rights reserved. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
How to Buy, Exchange, and Redeem Shares
Actions by Authorized Representatives
Shareholders who establish an account directly with the Fund through a financial intermediary have authorized the registered representative of such intermediary indicated on the account application or subsequent documentation to perform transactions in the Series’ shares and certain account maintenances on behalf of the shareholders.
Discretionary Investment Accounts
For discretionary investment account clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor’s discretion pursuant to authorization received from clients.
All orders to purchase and redeem shares on behalf of discretionary investment account clients of the Advisor and its affiliates will be processed at the NAV next determined after receipt by the transfer agent of a duly completed purchase or redemption order transmitted by the Advisor to the transfer agent. Other than for the Class I shares of the Series, there is no minimum initial investment for discretionary investment account clients. Currently, the minimum initial investment for Class I shares of the Series for discretionary investment clients is $1,000,000, except the minimum for Class I shares of the Emerging Markets Series is $2,000,000, and the minimum for Class I Shares of the Core Plus Bond Series is $10,000,000. These minimums are waived for discretionary investment accounts managed by the Advisor or its affiliates with Strategic Income investment objectives.
Discretionary investment account clients wishing to rescind or modify their authorization for the Advisor to invest in the Fund on their behalf must send a letter of instructions to the Advisor signed by all the registered owners of the account.
The instructions provided below apply to all other investors.
How to Buy Shares
Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.
The initial minimum investment for Class I shares of the Series is $1,000,000, except the minimum for Class I shares of the Emerging Markets Series is $2,000,000, and the minimum for Class I Shares of the Core Plus Bond Series is $10,000,000. These minimums are waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates.
Other share classes are offered to individual and institutional investors with a minimum initial investment of $2,000. For employees of the Advisor or its affiliates, the minimum initial investment is $250. These minimums are waived for certain qualified retirement plans and participants in an automatic investment program who invest at least $25 per month.
The Fund reserves the right to change or waive the Series’ investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons or certain U.S. persons living outside the U.S. Such persons may be permitted to invest in the Fund under certain limited circumstances.
Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. Investments that are received in an unacceptable form will be returned. The Fund maintains a check acceptance policy for share purchases. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.
The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail
Opening an account
•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.
The address is:
Manning & Napier Fund, Inc.
P.O. Box 9845, Providence, RI 02940-8045
•	To request an account application, call the Fund at 1-800-466-3863.
Adding to an account
•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series and share class to be purchased and the account name and number to the above address.
By Wire
Opening or adding to an account
•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.
By Telephone
Adding to an Account
•	You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your call that both the NYSE and banks are open).
Through the Internet
Adding to an Account
•	If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your order that both the NYSE and banks are open).
Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into a Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.
How to Exchange Shares
Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of a Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.
The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”
An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax. However, an exchange between share classes in the same Series is not a taxable event.
Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place orders to exchange shares. Shareholders holding shares directly with the Fund may exchange shares directly with the Fund, as described below.
By Mail
•	Send a letter of instruction to Manning & Napier Fund, Inc. at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear on the account registration.
•	Provide the name of the current Series and class of shares, the Series and class of shares to exchange into, and the dollar amount to be exchanged.
•	Provide both account numbers.

By Telephone
•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
•	Provide the name of the current Series and class of shares, the Series and class of shares to exchange into, and the dollar amount to be exchanged.
•	Provide both account numbers.
•	We may ask for identification, and all telephone transactions are recorded.
Through the Internet
•	If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.
How to Redeem Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.
Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place orders to redeem shares. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.
By Mail
•	Send a letter of instruction to Manning & Napier Fund, Inc. at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear in the account registration.
•	State the name of the Series and share class and the number of shares or dollar amount to be sold.
•	Provide the account number.
•	Medallion Guarantees may be required.
•	Additional documentation may be required (call the Fund for details).
By Telephone
•	Unless you have declined telephone privileges, call us at 1-800-466-3863.
•	Provide the name of the Series in which you wish to sell shares, the class of shares and the number of shares or dollar amount to be redeemed.
•	Provide your account number.
•	We may ask for identification, and all telephone calls are recorded.
•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
•	Amounts over $100,000 may only be sent to a pre-designated bank account.
Through the Internet
•	If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.
Investment and Account Information
More about Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, and, as relevant, signatures, documentation and upon verification by the Fund (or its agent) of ACH information) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. Transaction requests received in good order after the close of regular trading will be processed at the NAV next determined after receipt. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.
The Fund has authorized a number of financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary or its designee in good order before the close of regular trading on the NYSE. Your financial intermediary is responsible for transmitting requests and delivering funds to the Series on a timely basis.
The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.
Excessive Trading
The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to a Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.
Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.
The following types of transactions will be exempted from these procedures:
•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series
•	Systematic withdrawals
•	Automatic investments (including investments made by payroll deduction)
•	Mandatory distributions from IRAs and retirement plans
•	IRA transfers and rollovers
•	Roth IRA conversions and recharacterizations
•	Reinvestments of dividends and capital gains
The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.
The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in a Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.
The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect a Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.
The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.
Telephone and Internet Transactions
When you (or your representative) place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.
Accounts with Low Balances
Class I Shares
Discretionary Investment Account Clients Managed with Strategic Income Investment Objectives — The Fund does not impose a minimum balance requirement for discretionary investment accounts managed by the Advisor or its affiliates with Strategic Income investment objectives.
Other Discretionary Investment Clients — If your investment in the Class I shares of a Series falls below $1,000,000 ($2,000,000 for the Emerging Market Series and $10,000,000 for the Core Plus Bond Series) due to the redemption of shares, the Advisor may notify you that your investment has fallen below the minimum. If your investment is still below the minimum after 30 days, the Fund may automatically convert the shares to another share class, as appropriate, and that share class may have higher expenses.
Other Shareholders — If your investment in the Class I shares of a Series falls below $1,000,000 ($2,000,000 for the Emerging Market Series and $10,000,000 for the Core Plus Bond Series) due to the redemption of shares, the Fund may ask you to bring your investment up to the minimum requirement. If your account is still below the minimum after 60 days, the Fund may redeem your shares and send you the redemption proceeds, or, if shares are held directly with the
Fund, automatically convert your shares to another share class, as appropriate, and that share class may have higher expenses.
Other Share Classes
Discretionary Investment Clients — The Fund does not impose a minimum balance requirement for discretionary investment clients invested in a class of shares other than Class I.
Other Shareholders — If your investment in a Series falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your investment up to the minimum requirement. If your investment is still below $1,000 after 60 days, the Fund may redeem your shares and send you the redemption proceeds.
In-Kind Purchases and Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.
The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.
Medallion Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000 not being sent to a bank account on record, or for certain other requests.
A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.
Valuation of Shares
The Series offer their shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.
The Series generally value the securities in their portfolios on the basis of market quotations and valuations provided by independent pricing services. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
There may be limited circumstances in which a Series would price securities of U.S. companies that are traded on U.S. exchanges at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.
When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.
International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.
Communicating with the Manning & Napier Fund
By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded.
By Mail:
Manning & Napier Fund, Inc.
P.O. Box 9845
Providence, RI 02940-8045
By Overnight Mail:
Manning & Napier Fund, Inc.
4400 Computer Drive
Westborough, MA 01584
Automated account information: You can obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling 1-800-593-4353 or by logging onto your account at www.manning-napier.com.
Disclosure of the Series’ Portfolio Holdings
The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manning-napier.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings to third parties if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.
Dividends, Distributions, and Taxes
Dividends and Distributions
With the exception of the Tax Exempt Series, High Yield Bond Series, Core Bond Series, Core Plus Bond Series, and Global Fixed Income Series (together, the “Bond Series”), the Series generally pay dividends once a year, in December. The Bond Series generally pay dividends four times a year, in March, June, September, and December. All the Series make capital gains distributions, if any, once a year, typically in December.
Each Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.
Unless you have instructed the Fund otherwise, capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. If you have elected to receive your distributions by check, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.
Taxes
Dividends are paid from income earned on a Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long a Series held the securities sold, without regard to how long you have owned your shares of the Series. Dividends and distributions are taxable whether received in cash or reinvested. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Series distributions; however, distributions from tax-deferred arrangements are generally subject to federal taxation.
TRANSACTION	FEDERAL TAX STATUS
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-Term capital gain distribution	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income
Tax Exempt Dividends	Exempt from federal income tax
Distributions of investment income designated by a Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains, which is set at a maximum rate of 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Distributions that a Series receives from REITs, if any, generally will not be treated as qualified dividend income.
If a Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder’s adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.
If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.
Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). Exempt-interest dividends do not constitute “net investment income” for this purpose.
Dividends and interest received by a Series may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Series’ securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Series’ total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Series will be eligible to, and may, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by the Series. Pursuant to the election (if made), a Series will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If a Series makes the election, it will report annually to its shareholders the respective amounts per share of the Series’ income from sources within, and taxes paid to, foreign countries and United States possessions.

When you sell your shares in a Series, or exchange them for shares of a different fund, you will generally realize a taxable capital gain or loss for federal and state income tax purposes. If you have owned your shares of a Series for more than one year, any net long-term capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series.
REITs in which a Series invests often do not provide complete and final tax information to the Series until after the time that the Series issues the tax reporting statement. As a result, the Series may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Series will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.
The Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B the gross proceeds of Series shares you sell or redeem and also the cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held through a financial intermediary (such as a financial advisor or broker), please contact the financial intermediary with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.
If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.
Information Specific to the Tax Exempt Series
The Tax Exempt Series intend to pay tax exempt interest dividends quarterly. Exempt interest dividends are exempt from regular federal income tax, but they may have other tax consequences, including the federal alternative minimum tax (AMT). The Series may also make distributions that are taxable to you as ordinary income or capital gains. This is the case whether you reinvest your distributions in additional shares of a Series or receive them in cash. Exempt interest dividends are taken into account when determining the taxable portion of your Social Security or railroad retirement benefits. Because of these tax exemptions, a tax exempt fund may not be a suitable investment for retirement plans or other tax-exempt investors. In addition, the New York Tax Exempt Series and Ohio Tax Exempt Series may invest a portion of their assets in securities that generate income that is not exempt from New York State income tax and Ohio State income tax, respectively.
Diversified Tax Exempt Series — Distributions of the Diversified Tax Exempt Series are primarily exempt from regular federal income tax. Distributions from interest earned on the municipal securities of a particular state are also generally exempt from state income tax for residents of that state. The Series will report annually the percentage of interest income received during the preceding year on tax exempt obligations, and on a state-by-state basis, the source of that income. The Series does not expect that any of its distributions will be qualified dividends subject to reduced rates of tax to individuals.
New York Tax Exempt Series — The Series’ distributions are primarily exempt from regular federal, New York State and New York City income taxes for residents of New York. The Series does not expect that any of its distributions will be qualified dividends subject to reduced rates of tax to individuals.
Ohio Tax Exempt Series — The Series’ distributions are primarily exempt from regular federal, Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes for individuals who reside in Ohio. Distributions of capital gains from the Series are exempt from Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes to the extent that they are due to profit made on the sale, exchange, or other disposition by the Series of Ohio State securities. The Series does not expect that any of its distributions will be qualified dividends subject to reduced rates of tax to individuals.
This discussion is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Series. Additional information about the tax consequences of investing in the Series may be found in the SAI.

Financial Highlights
The financial highlights tables are intended to help you understand the Series’ financial performance for the past five years or, if shorter, the period of the Series’ operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series’ financial statements, are included in the annual reports, which are available upon request. No financial highlights are presented for the Commodity Series, Dynamic Opportunities Series, Equity Income Series, and Focused Opportunities Series because they were not active during the 2013 fiscal year.
	FOR THE YEAR ENDED	FOR THE PERIOD
International Series - Class I	12/31/13	3/15/12 [1] to 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.47	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.17	0.13
Net realized and unrealized gain (loss) on investments	1.91	0.46
Total from investment operations	2.08	0.59
Less distributions to shareholders:
From net investment income	(0.13)	(0.11)
From return of capital	—	(0.01)
From net realized gain on investments	(0.37)	—
Total distributions to shareholders	(0.50)	(0.12)
Net asset value - End of period	$12.05	$10.47
Net assets - End of period (000’s omitted)	$140,787	$95,925
Total return[3]	19.97%	5.88%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	0.85% [4]
Net investment income	1.48%	1.67% [4]
Portfolio turnover	22%	22%
*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:	0.03%	0.09% [4]
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the periods.
[3]	Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
4
Annualized.

	FOR THE YEARS ENDED
International Series - Class S	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$8.70	$7.61	$8.85	$8.39	$6.57
Income (loss) from investment operations:
Net investment income[1]	0.11	0.10	0.13	0.14	0.14
Net realized and unrealized gain (loss) on investments	1.59	1.10	(1.26)	0.86	2.10
Total from investment operations	1.70	1.20	(1.13)	1.00	2.24
Less distributions to shareholders:
From net investment income	(0.12)	(0.10)	(0.10)	(0.19)	(0.16)
From return of capital	—	(0.01)	—	—	—
From net realized gain on investments	(0.37)	—	(0.01)	(0.35)	(0.26)
Total distributions to shareholders	(0.49)	(0.11)	(0.11)	(0.54)	(0.42)
Net asset value - End of year	$9.91	$8.70	$7.61	$8.85	$8.39
Net assets - End of year (000’s omitted)	$637,598	$565,609	$513,267	$317,199	$267,100
Total return[2]	19.69%	15.78%	(12.82%)	12.04%	34.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	1.10%	1.16%	1.15%	1.15%
Net investment income	1.21%	1.30%	1.49%	1.68%	1.90%
Portfolio turnover	22%	22%	7%	13%	17%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:	0.03%	0.07%	N/A	0.00% [3]	0.00% [3]
[1]	Calculated based on average shares outstanding during the year.
[2]	Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.
3
Less than 0.01%.

	FOR THE YEARS ENDED
World Opportunities Series	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$7.75	$6.63	$8.61	$8.12	$5.88
Income (loss) from investment operations:
Net investment income[1]	0.10	0.12	0.24 [2]	0.07	0.04
Net realized and unrealized gain (loss) on investments	1.35	1.13	(1.64)	0.67	2.26
Total from investment operations	1.45	1.25	(1.40)	0.74	2.30
Less distributions to shareholders:
From net investment income	(0.10)	(0.13)	(0.24)	(0.07)	(0.06)
From net realized gain on investments	(0.05)	—	(0.34)	(0.18)	—
Total distributions to shareholders	(0.15)	(0.13)	(0.58)	(0.25)	(0.06)
Net asset value - End of year	$9.05	$7.75	$6.63	$8.61	$8.12
Net assets - End of year (000’s omitted)	$7,924,877	$6,925,778	$5,967,029	$6,455,426	$4,917,459
Total return[3]	18.79%	18.81%	(16.14%) [2]	9.23%	39.12%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.07%	1.08%	1.09%	1.11%	1.17%
Net investment income	1.17%	1.64%	2.84% [2]	0.92%	0.60%
Portfolio turnover	46%	45%	52%	39%	42%
*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	N/A	N/A	N/A	0.00% [4]	0.00% [4]
[1]	Calculated based on average shares outstanding during the year.
[2]	Includes a special dividend paid by one of the Series’ securities during the year. Without the special dividend, the Series’ net investment income per share, total return and net investment income ratio would have been $0.11, (17.71%) and 1.30%, respectively.
3
Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.
4
Less than 0.01%.

	FOR THE YEAR ENDED	FOR THE PERIOD
High Yield Bond Series - Class I	12/31/13	8/1/12 [1] to 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.78	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.52	0.25
Net realized and unrealized gain (loss) on investments	0.18	0.30
Total from investment operations	0.70	0.55
Less distributions to shareholders:
From net investment income	(0.56)	(0.40)
From net realized gain on investments	(0.33)	(0.37)
Total distributions to shareholders	(0.89)	(0.77)
Net asset value - End of period	$9.59	$9.78
Net assets - End of period (000’s omitted)	$24,299	$14,002
Total return[3]	7.35%	5.59%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.87%	0.87% [4]
Net investment income	5.24%	5.90% [4]
Portfolio turnover	93%	91%
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the periods.
[3]	Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
4
Annualized.

	FOR THE YEARS ENDED				FOR THE PERIOD
High Yield Bond Series - Class S*	12/31/13	12/31/12	12/31/11	12/31/10	9/14/09 [1] to 12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.75	$10.30	$10.74	$10.37	$10.00
Income from investment operations:
Net investment income[2]	0.54	0.63	0.69	0.75	0.20
Net realized and unrealized gain (loss) on investments	0.21	0.83	(0.17)	0.66	0.28
Total from investment operations	0.75	1.46	0.52	1.41	0.48
Less distributions to shareholders:
From net investment income	(0.53)	(0.64)	(0.67)	(0.75)	(0.10)
From net realized gain on investments	(0.33)	(0.37)	(0.29)	(0.29)	(0.01)
Total distributions to shareholders	(0.86)	(1.01)	(0.96)	(1.04)	(0.11)
Net asset value - End of period	$10.64	$10.75	$10.30	$10.74	$10.37
Net assets - End of period (000’s omitted)	$191,922	$179,187	$175,350	$158,181	$127,678
Total return[3]	7.17%	14.46%	4.87%	13.59%	4.82%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.12%	1.10%	1.12%	1.14%	1.20% [4]
Net investment income	4.99%	5.83%	6.26%	6.79%	6.51% [4]
Portfolio turnover	93%	91%	63%	54%	22%
*Effective August 1, 2012, the shares of the Series have been designated as Class S.
**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:	N/A	N/A	N/A	0.00% [5]	0.02% [4]
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the periods.
[3]	Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
4
Annualized.
5
Less than 0.01%.

	FOR THE YEAR ENDED	FOR THE PERIOD
Global Fixed Income Series – Class I	12/31/13	10/1/12 [1] to 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.09	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.23	0.04
Net realized and unrealized gain (loss) on investments	(0.26)	0.05
Total from investment operations	(0.03)	0.09
Less distributions to shareholders:
From net investment income	(0.13)	— [3]
From net realized gain on investments	— [3]	— [3]
Total distributions to shareholders	(0.13)	— [3]
Net asset value - End of period	$9.93	$10.09
Net assets - End of period (000’s omitted)	$35,190	$5,106
Total return[4]	(0.32%)	0.95%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	0.70% [5]
Net investment income	2.32%	1.60% [5]
Portfolio turnover	51%	4%
*The investment advisor did not impose all of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:	0.11%	4.08% [5]
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the periods.
[3]	Less than $0.01.
[4]	Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
5
Annualized.

FOR THE PERIOD
Global Fixed Income Series – Class S	4/1/13 [1] to 12/31/13
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.16
Net realized and unrealized gain (loss) on investments	(0.16)
Total from investment operations	0.00
Less distributions to shareholders:
From net investment income	(0.08)
From net realized gain on investments	— [3]
Total distributions to shareholders	(0.08)
Net asset value - End of period	$9.92
Net assets - End of period (000’s omitted)	$196,860
Total return[4]	0.07%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85% [5]
Net investment income	2.16% [5]
Portfolio turnover	51%
*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:	0.00% [5,6]
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]	Less than $0.01.
[4]	Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.
5
Annualized.
[6]	Less than 0.01%

	FOR THE YEARS ENDED
Core Bond Series	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$11.56	$11.05	$10.94	$10.38	$9.69
Income (loss) from investment operations:
Net investment income[1]	0.35	0.41	0.44	0.45	0.49
Net realized and unrealized gain (loss) on investments	(0.44)	0.66	0.18	0.48	0.62
Total from investment operations	(0.09)	1.07	0.62	0.93	1.11
Less distributions to shareholders:
From net investment income	(0.36)	(0.41)	(0.44)	(0.37)	(0.42)
From net realized gain on investments	(0.37)	(0.15)	(0.07)	—	—
Total distributions to shareholders	(0.73)	(0.56)	(0.51)	(0.37)	(0.42)
Net asset value - End of year	$10.74	$11.56	$11.05	$10.94	$10.38
Net assets - End of year (000’s omitted)	$153,109	$189,616	$164,086	$114,058	$76,601
Total return[2]	(0.79%)	9.74%	5.68%	8.97%	11.46%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	0.70%	0.71%	0.76%	0.79%
Net investment income	3.09%	3.55%	3.91%	4.10%	4.84%
Portfolio turnover	56%	31%	18%	23%	67%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	N/A	N/A	N/A	0.00% [3]	0.00% [3]
[1]	Calculated based on average shares outstanding during the years.
[2]	Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.
3
Less than 0.01%.

FOR THE PERIOD
Core Plus Bond Series – Class I	8/1/13 [1] to 12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.15
Net realized and unrealized gain (loss) on investments	0.00 [3]
Total from investment operations	0.15
Less distributions to shareholders:
From net investment income	(0.23)
From net realized gain on investments	(0.24)
Total distributions to shareholders	(0.47)
Net asset value - End of period	$9.68
Net assets - End of period (000’s omitted)	$19,209
Total return[4]	1.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50% [5]
Net investment income	3.55% [5]
Portfolio turnover	49%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	0.00% [6]
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]	Less than $0.01 per share.
[4]	Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
[5]	Annualized.
[6]	Less than 0.01%.

	FOR THE YEARS ENDED
Core Plus Bond Series – Class S*	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$11.27	$10.67	$10.96	$10.49	$9.66
Income (loss) from investment operations:
Net investment income[1]	0.37	0.45	0.51	0.55	0.57
Net realized and unrealized gain (loss) on investments	(0.38)	0.70	0.03	0.51	0.82
Total from investment operations	(0.01)	1.15	0.54	1.06	1.39
Less distributions to shareholders:
From net investment income	(0.37)	(0.45)	(0.51)	(0.52)	(0.56)
From net realized gain on investments	(0.24)	(0.10)	(0.32)	(0.07)	—
Total distributions to shareholders	(0.61)	(0.55)	(0.83)	(0.59)	(0.56)
Net asset value - End of year	$10.65	$11.27	$10.67	$10.96	$10.49
Net assets - End of year (000’s omitted)	$653,668	$631,082	$569,583	$535,355	$395,308
Total return[2]	(0.02%)	10.94%	4.91%	10.18%	14.35%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%	0.75%	0.75%	0.76%	0.78%
Net investment income	3.35%	4.01%	4.56%	4.92%	5.60%
Portfolio turnover	49%	41%	35%	31%	72%
*Effective August 1, 2013, the shares of the Series have been designated as Class S.
**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	0.00% [3]	N/A	N/A	0.00% [3]	0.00% [3]
[1]	Calculated based on average shares outstanding during the year.
[2]	Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.
3
Less than 0.01%.

	FOR THE YEAR ENDED	FOR THE PERIOD
Real Estate Series - Class I	12/31/13	8/1/12 [1] to 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.55	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.19	0.08
Net realized and unrealized gain (loss) on investments	0.04	0.32
Total from investment operations	0.23	0.40
Less distributions to shareholders:
From net investment income	(0.22)	(0.31)
From net realized gain on investments	(1.38)	(0.54)
Total distributions to shareholders	(1.60)	(0.85)
Net asset value - End of period	$8.18	$9.55
Net assets - End of period (000’s omitted)	$37,310	$26,396
Total return[3]	2.94%	4.16%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.87%	0.87% [4]
Net investment income	1.88%	1.95% [4]
Portfolio turnover	40%	14%
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the periods.
[3]	Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
4
Annualized.

	FOR THE YEARS ENDED				FOR THE PERIOD
Real Estate Series - Class S*	12/31/13	12/31/12	12/31/11	12/31/10	11/10/09 [1] to 12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.57	$12.65	$12.58	$10.61	$10.00
Income from investment operations:
Net investment income[2]	0.24	0.21	0.15	0.12	0.02
Net realized and unrealized gain on investments	0.10	2.54	0.49	2.44	0.62
Total from investment operations	0.34	2.75	0.64	2.56	0.64
Less distributions to shareholders:
From net investment income	(0.21)	(0.29)	(0.15)	(0.12)	(0.02)
From net realized gain on investments	(1.38)	(0.54)	(0.42)	(0.47)	(0.01)
Total distributions to shareholders	(1.59)	(0.83)	(0.57)	(0.59)	(0.03)
Net asset value - End of period	$13.32	$14.57	$12.65	$12.58	$10.61
Net assets - End of period (000’s omitted)	$168,167	$170,898	$167,153	$89,136	$69,179
Total return[3]	2.67%	21.93%	5.29%	24.40%	6.36%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.12%	1.10%	1.18%	1.20%	1.20% [4]
Net investment income	1.57%	1.49%	1.21%	1.02%	1.43% [4]
Portfolio turnover	40%	14%	34%	34%	3%
*Effective August 1, 2012, the shares of the Series have been designated as Class S.
**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:	N/A	N/A	N/A	0.01%	0.38% [4]
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the periods.
[3]	Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.
4
Annualized.

FOR THE PERIOD
Emerging Markets Series – Class I	12/18/13 [1] to 12/31/13
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$11.18
Income (loss) from investment operations:
Net investment income[2]	0.01
Net realized and unrealized gain (loss) on investments	0.21
Total from investment operations	0.22
Net asset value - End of period	$11.40
Net assets - End of period (000’s omitted)	$1,088
Total return[3]	1.97%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.89% [4]
Net investment income	4.91% [4,5]
Portfolio turnover	44%
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]	Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.
4
Annualized.
[5]	The annualized net investment income ratio may not be indicative of operating results for a full year.

	FOR THE YEARS ENDED		FOR THE PERIOD
Emerging Markets Series – Class S*	12/31/13	12/31/12	11/16/11 [1] to 12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.64	$9.85	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.06	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.95	2.20	(0.15)
Total from investment operations	1.01	2.24	(0.14)
Less distributions to shareholders:
From net investment income	(0.02)	(0.03)	(0.01)
From net realized gain on investments	(1.23)	(0.42)	—
Total distributions to shareholders	(1.25)	(0.45)	(0.01)
Net asset value - End of period	$11.40	$11.64	$9.85
Net assets - End of period (000’s omitted)	$104,884	$95,253	$78,114
Total return[3]	8.91%	22.77%	(1.37%)
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.20%	1.20%	1.20% [4]
Net investment income	0.54%	0.39%	0.86% [4]
Portfolio turnover	44%	40%	0%
*Effective December 18, 2013, the shares of the Series have been designated as Class S.
**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	0.09%	N/A	N/A
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the periods.
[3]	Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.
4
Annualized.

	FOR THE YEARS ENDED		FOR THE PERIOD
Inflation Focus Equity Series	12/31/13	12/31/12	8/23/11 [1] to 12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.05	$9.95	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.02	0.05	0.00 [3]
Net realized and unrealized gain (loss) on investments	1.56	1.36	(0.05)
Total from investment operations	1.58	1.41	(0.05)
Less distributions to shareholders:
From net investment income	(0.02)	(0.05)	—
From net realized gain on investments	(0.63)	(0.26)	—
Total distributions to shareholders	(0.65)	(0.31)	—
Net asset value - End of period	$11.98	$11.05	$9.95
Net assets - End of period (000’s omitted)	$112,113	$79,114	$69,267
Total return[4]	14.55%	14.26%	(0.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.18%	1.20%	1.20% [5]
Net investment income	0.20%	0.47%	0.60% [5]
Portfolio turnover	55%	56%	9%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	N/A	0.03%	0.16% [5]
[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the periods.
[3]	Less than $0.01.
[4]	Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.
5
Annualized.

	FOR THE YEARS ENDED
Diversified Tax Exempt Series	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$11.39	$11.28	$10.77	$11.17	$10.34
Income (loss) from investment operations:
Net investment income[1]	0.14	0.20	0.30	0.40	0.40
Net realized and unrealized gain (loss) on investments	(0.29)	0.14	0.58	(0.35)	0.90
Total from investment operations	(0.15)	0.34	0.88	0.05	1.30
Less distributions to shareholders:
From net investment income	(0.13)	(0.20)	(0.29)	(0.45)	(0.44)
From net realized gain on investments	(0.20)	(0.03)	(0.08)	— [2]	(0.03)
Total distributions to shareholders	(0.33)	(0.23)	(0.37)	(0.45)	(0.47)
Net asset value - End of year	$10.91	$11.39	$11.28	$10.77	$11.17
Net assets - End of year (000’s omitted)	$335,679	$332,228	$306,440	$276,970	$234,486
Total return[3]	(1.28%)	3.01%	8.25%	0.41%	12.75%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.57%	0.57%	0.58%	0.58%	0.60%
Net investment income	1.21%	1.71%	2.67%	3.51%	3.65%
Portfolio turnover	58%	9%	53%	3%	8%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	N/A	N/A	N/A	0.00% [4]	0.01%
[1]	Calculated based on average shares outstanding during the year.
[2]	Less than $0.01 per share.
[3]	Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.
4
Less than 0.01%.

	FOR THE YEARS ENDED
New York Tax Exempt Series	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.78	$10.63	$10.19	$10.55	$9.79
Income (loss) from investment operations:
Net investment income[1]	0.17	0.19	0.28	0.36	0.38
Net realized and unrealized gain (loss) on investments	(0.36)	0.16	0.56	(0.32)	0.82
Total from investment operations	(0.19)	0.35	0.84	0.04	1.20
Less distributions to shareholders:
From net investment income	(0.16)	(0.20)	(0.27)	(0.39)	(0.41)
From net realized gain on investments	(0.03)	— [2]	(0.13)	(0.01)	(0.03)
Total distributions to shareholders	(0.19)	(0.20)	(0.40)	(0.40)	(0.44)
Net asset value - End of year	$10.40	$10.78	$10.63	$10.19	$10.55
Net assets - End of year (000’s omitted)	$163,836	$162,785	$158,092	$136,225	$110,532
Total return[3]	(1.72%)	3.31%	8.37%	0.32%	12.46%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.60%	0.60%	0.61%	0.61%	0.64%
Net investment income	1.57%	1.72%	2.66%	3.41%	3.64%
Portfolio turnover	33%	7%	48%	7%	10%
*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	N/A	N/A	N/A	0.00% [4]	0.00% [4]
[1]	Calculated based on average shares outstanding during the year.
[2]	Less than $0.01 per share.
[3]	Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.
4
Less than 0.01%.

	FOR THE YEARS ENDED
Ohio Tax Exempt Series	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.93	$10.77	$10.30	$10.62	$9.82
Income (loss) from investment operations:
Net investment income[1]	0.14	0.16	0.26	0.35	0.36
Net realized and unrealized gain (loss) on investments	(0.31)	0.17	0.62	(0.33)	0.91
Total from investment operations	(0.17)	0.33	0.88	0.02	1.27
Less distributions to shareholders:
From net investment income	(0.14)	(0.17)	(0.25)	(0.34)	(0.37)
From net realized gain on investments	(0.08)	— [2]	(0.16)	—	(0.10)
Total distributions to shareholders	(0.22)	(0.17)	(0.41)	(0.34)	(0.47)
Net asset value - End of year	$10.54	$10.93	$10.77	$10.30	$10.62
Net assets - End of year (000’s omitted)	$40,193	$38,749	$37,676	$34,370	$24,875
Total return[3]	(1.59%)	3.09%	8.65%	0.14%	13.09%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.78%	0.76%	0.80%	0.85%	0.85%
Net investment income	1.34%	1.45%	2.41%	3.25%	3.39%
Portfolio turnover	27%	9%	60%	0% [4]	11%
*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	N/A	N/A	N/A	0.00% [5]	0.03%
[1]	Calculated based on average shares outstanding during the year.
[2]	Less than $0.01 per share.
[3]	Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.
4
Less than 1%.
5
Less than 0.01%.

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Manning & Napier Fund, Inc.
Commodity Series
International Series – Class I & S
World Opportunities Series – Class A
High Yield Bond Series – Class I & S
Global Fixed Income Series – Class I & S
Core Bond Series
Core Plus Bond Series – Class I & S
Real Estate Series – Class I & S
Emerging Markets Series – Class I & S
Inflation Focus Equity Series
Dynamic Opportunities Series –
Class I & S
Equity Income Series – Class I & S
Focused Opportunities Series –
Class I & S
Diversified Tax Exempt Series
New York Tax Exempt Series
Ohio Tax Exempt Series
Shareholder Reports and the Statement of
Additional Information (SAI)
Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.
How to Obtain the Shareholder Reports,
SAI, and Additional Information
•	You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manning-napier.com.
•	You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet website (http://www.sec.gov).
Shareholder Mailings
The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call 1-800-466-3863 or contact your financial intermediary.
The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com.
If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Fund nor its distributor is offering to sell shares of any Series to any person to whom the Series may not lawfully sell its shares.
Investment Company Act File No. 811-04087
MNSMX 05/01/2014